PROSPECTUS                                                September 3, 1997
                                               As Supplemented March 25, 1998


  EVERGREEN(SM) NATIONAL MUNICIPAL BOND FUNDS
                                            (Evergreen Funds Logo appears here)

  EVERGREEN HIGH GRADE TAX FREE FUND
  EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND
  CLASS A SHARES
  CLASS B SHARES
  EVERGREEN TAX FREE FUND
  CLASS A SHARES
  CLASS B SHARES
  CLASS C SHARES
           The Evergreen National Municipal Bond Funds (the "Funds") are designed to provide investors with income exempt from federal income taxes. This Prospectus provides information regarding the Class A and Class B shares offered by EVERGREEN HIGH GRADE TAX FREE FUND and EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND and the Class A, Class B and Class C shares offered by EVERGREEN TAX FREE FUND. Each Fund is a diversified series of an open-end management investment company. This Prospectus sets forth concise information about the Funds that a prospective investor should know before investing. The address of the Funds is 200 Berkeley Street, Boston, Massachusetts 02116.
           A Statement of Additional Information for EVERGREEN HIGH GRADE TAX FREE FUND and EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND dated September 3, 1997, as supplemented from time to time, and for EVERGREEN TAX FREE FUND dated November 12, 1997, as supplemented from time to time has been filed with the Securities and Exchange Commission and is incorporated by reference herein. The Statement of Additional Information provides information regarding certain matters discussed in this Prospectus and other matters which may be of interest to investors, and may be obtained without charge by calling the Funds at (800) 343-2898. There can be no assurance that the investment objective of any Fund will be achieved. Investors are advised to read this Prospectus carefully.
  AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OR AN OBLIGATION OF OR GUARANTEED OR ENDORSED BY, ANY BANK, AND SHARES ARE NOT INSURED OR OTHERWISE PROTECTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY AND INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                   KEEP THIS PROSPECTUS FOR FUTURE REFERENCE
  EVERGREENSM is a Service Mark of Evergreen Asset Management Corp.

                               TABLE OF CONTENTS

EXPENSE INFORMATION                                         2
FINANCIAL HIGHLIGHTS                                        4
DESCRIPTION OF THE FUNDS
         Investment Objectives and Policies                 6
         Investment Practices and Restrictions              8
ORGANIZATION AND SERVICE PROVIDERS
         Organization                                      12
         Service Providers                                 13
         Distribution Plans and Agreements                 14
PURCHASE AND REDEMPTION OF SHARES
         How to Buy Shares                                 15
         How to Redeem Shares                              18
         Exchange Privilege                                19
         Shareholder Services                              20
         Effect of Banking Laws                            21
OTHER INFORMATION
         Dividends, Distributions and Taxes                21
         General Information                               23

                              EXPENSE INFORMATION
       The table and examples below are designed to help you understand the various expenses that you will bear, directly and indirectly, when you invest in the Funds. Shareholder transaction expenses are fees paid directly from your account when you buy or sell shares of the Funds.

SHAREHOLDER TRANSACTION EXPENSES                   Class A Shares                       Class B Shares
Maximum Sales Charge Imposed on      4.75% for High Grade and Tax Free                       None
Purchases (as a % of offering        3.25% for Short-Intermediate
price)
Maximum Sales Charge Imposed on                         None                                 None
Reinvested Dividends (as a % of
offering price)
Maximum Contingent Deferred Sales                     None (1)                              5%(2)
Charge (as a % of original
purchase price or redemption
proceeds, whichever is lower)
SHAREHOLDER TRANSACTION EXPENSES         Class C Shares
Maximum Sales Charge Imposed on               None
Purchases (as a % of offering
price)
Maximum Sales Charge Imposed on               None
Reinvested Dividends (as a % of
offering price)
Maximum Contingent Deferred Sales             1%(3)
Charge (as a % of original
purchase price or redemption
proceeds, whichever is lower)

       Annual operating expenses reflect the normal operating expenses of each Fund, and include costs such as management, distribution and other fees. The table below shows the Funds' estimated annual operating expenses for the fiscal period ending May 31, 1998. The examples show what you would pay if you invested $1,000 over the periods indicated. The examples assume that you reinvest all of your dividends and that the Funds' average annual return will be 5%. The examples are for illustration purposes only and should not be considered a representation of past or future expenses or annual return. The Funds' actual expenses and returns will vary. For a more complete description of the various costs and expenses borne by the Fund see "Organization and Service Providers." EVERGREEN HIGH GRADE TAX FREE FUND

                                                                                                     EXAMPLES
                                                                                              Assuming          Assuming
                                   ANNUAL OPERATING                                          Redemption            no
                                      EXPENSES**                                          at End of Period     Redemption
                                  Class A    Class B                                     Class A    Class B     Class B
Management Fees                    0.50%      0.50%
                                                       After 1 Year                       $  58      $  68        $ 18
12b-1 Fees(3)                      0.25%      0.75%
                                                       After 3 Years                      $  79      $  86        $ 56
Shareholder Service Fees              --      0.25%
                                                       After 5 Years                      $ 102      $ 116        $ 96
Other Expenses                     0.28%      0.28%
                                                       After 10 Years                     $ 167      $ 180        $180
Total                              1.03%      1.78%

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND

                                                                                                     EXAMPLES
                                                                                              Assuming          Assuming
                                   ANNUAL OPERATING                                          Redemption            no
                                      EXPENSES**                                          at End of Period     Redemption
                                  Class A    Class B                                     Class A    Class B     Class B
Management Fees                    0.50%      0.50%
                                                       After 1 Year                       $  41      $  68        $ 18
12b-1 Fees(3)                      0.10%      1.00%
                                                       After 3 Years                      $  58      $  84        $ 54
Other Expenses                     0.24%      0.23%
                                                       After 5 Years                      $  78      $ 114        $ 94
                                                       After 10 Years                     $ 133      $ 169        $169
Total                              0.84%      1.73%

EVERGREEN TAX FREE FUND

                                                                                             EXAMPLES
                             ANNUAL OPERATING                                Assuming Redemption            Assuming no
                                 EXPENSES                                     at End of Period               Redemption
                       Class A    Class B    Class C                    Class A    Class B    Class C    Class B    Class C
Management Fees         0.42%      0.42%      0.42%
                                                       After 1 Year      $  56      $  66      $  26      $  16      $  16
12b-1 Fees(3)           0.25%      1.00%      1.00%
                                                       After 3 Years     $  73      $  80      $  50      $  50      $  50
Other Expenses          0.16%      0.16%      0.16%
Total                   0.83%      1.58%      1.58%

**Expenses for EVERGREEN HIGH GRADE TAX FREE FUND and EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND reflect a fee waiver of 0.20% and 0.20%, respectively, of average net assets for the period ended May 31, 1997. Evergreen Asset has agreed to reimburse EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND to the extent that its aggregate operating expenses (including the investment adviser's fee, but excluding taxes, interest, brokerage commissions, Rule 12b-1 distribution fees and shareholder servicing fees and extraordinary expenses) exceed 1.0% of the average net assets.
From time to time each Fund's investment adviser may, at its discretion, reduce or waive its fees or reimburse these Funds for certain of their other expenses in order to reduce their expense ratios. Each Fund's investment adviser may cease these voluntary waivers and reimbursements at any time.
(1) Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge upon redemption within one year after the month of purchase.
(2) The deferred sales charge on Class B shares declines from 5% to 1% on amounts redeemed within six years after the month of purchase. The deferred sales charge on Class C shares is 1% on amounts redeemed within one year after the month of purchase. No sales charge is imposed on redemptions made thereafter. See "Purchase and Redemption of Shares" for more information.
(3) Long-term shareholders may pay more than the economic equivalent front-end sales charges permitted by the National Association of Securities Dealers, Inc.
                                       3

                              FINANCIAL HIGHLIGHTS
       The tables on the following pages present, for EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND and EVERGREEN HIGH GRADE TAX FREE FUND, financial highlights for a share outstanding throughout each period indicated. The information in the table for EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND and EVERGREEN HIGH GRADE TAX FREE FUND has been audited by Price Waterhouse LLP, the Funds' independent auditors. Information for EVERGREEN HIGH GRADE TAX FREE FUND for the fiscal years or periods prior to May 31, 1997 has been audited by other auditors. A report of Price Waterhouse LLP on the audited information with respect to each Fund is incorporated by reference into the Funds' Statement of Additional Information. The following information for each Fund should be read in conjunction with the financial statements and related notes which are incorporated by reference into the Funds' Statement of Additional Information.
       Further information about a Fund's performance is contained in the Fund's annual report to shareholders, which may be obtained without charge.
       Operations commenced on January 23, 1998 for EVERGREEN TAX FREE FUND, consequently, no financial highlights are currently available.
EVERGREEN HIGH GRADE TAX FREE FUND

                                                       CLASS A SHARES                 FEBRUARY 21,      CLASS B SHARES
                                                                                          1992
                                                                                      (COMMENCEMENT   NINE
                            NINE                     EIGHT                              OF CLASS     MONTHS
                           MONTHS                    MONTHS                            OPERATIONS)    ENDED
                           ENDED      YEAR ENDED     ENDED           YEAR ENDED          THROUGH     MAY 31,    YEAR ENDED
                          MAY 31,     AUGUST 31,   AUGUST 31,       DECEMBER 31,      DECEMBER 31,    1997      AUGUST 31,
                          1997 (A)       1996       1995 (D)      1994        1993        1992         (A)         1996
PER SHARE DATA:
NET ASSET VALUE BEGINNING
 OF PERIOD................   $10.72      $10.69        $9.79      $11.16      $10.42      $10.00      $10.72       $10.69
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income.....     0.37        0.52         0.34        0.52        0.54        0.51        0.31         0.44
Net realized and
 unrealized gain (loss) on
 investments..............     0.17        0.03         0.90       (1.37)       0.81        0.42        0.17         0.03
 Total from investment
   operations.............     0.54        0.55         1.24       (0.85)       1.35        0.93        0.48         0.47
LESS DISTRIBUTIONS FROM:
Net investment income.....    (0.37)      (0.52)       (0.34)      (0.52)      (0.54)      (0.51)      (0.31)       (0.44)
Net realized gains on
 investments..............        0           0            0           0       (0.07)          0           0            0
 Total distributions......    (0.37)      (0.52)       (0.34)      (0.52)      (0.61)      (0.51)      (0.31)       (0.44)
NET ASSET VALUE END OF
 PERIOD...................   $10.89      $10.72       $10.69       $9.79      $11.16      $10.42      $10.89       $10.72
Total return (c)..........    5.13%       5.21%       12.83%      (7.71%)     13.25%       9.48%       4.55%        4.42%
RATIOS/SUPPLEMENTAL DATA:
RATIOS TO AVERAGE NET
 ASSETS:
 Total expenses...........    1.03%(b)     0.89%       1.06%(b)    1.01%       0.85%       0.49%(b)    1.78%(b)     1.64%
 Total expenses excluding
   indirectly paid
   expenses...............    1.03%(b)        --          --          --          --          --       1.78%(b)        --
 Total expenses excluding
   waivers and
   reimbursements.........    1.11%(b)     1.09%       1.09%(b)    1.02%       1.07%       1.11%(b)    1.86%(b)     1.84%
 Net investment income....    4.60%(b)     4.78%       4.93%(b)    5.04%       4.99%       5.79%(b)    3.85%(b)     4.03%
Portfolio turnover rate...     114%         65%          27%         53%         14%          7%        114%          65%
NET ASSETS END OF PERIOD
 (THOUSANDS)..............  $45,814     $50,569      $58,751     $57,676    $101,352     $90,738     $31,874      $32,221

                                                          1993
                                                      (COMMENCEMENT
                              EIGHT                     OF CLASS
                              MONTHS                   OPERATIONS)
                              ENDED      YEAR ENDED      THROUGH
                            AUGUST 31,  DECEMBER 31,  DECEMBER 31,
                             1995 (D)       1994          1993
PER SHARE DATA:
NET ASSET VALUE BEGINNING
 OF PERIOD................      $9.79       $11.16        $10.42
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income.....       0.29         0.46          0.47
Net realized and
 unrealized gain (loss) on
 investments..............       0.90        (1.37)         0.81
 Total from investment
   operations.............       1.19        (0.91)         1.28
LESS DISTRIBUTIONS FROM:
Net investment income.....      (0.29)       (0.46)        (0.47)
Net realized gains on
 investments..............          0            0         (0.07)
 Total distributions......      (0.29)       (0.46)        (0.54)
NET ASSET VALUE END OF
 PERIOD...................     $10.69        $9.79        $11.16
Total return (c)..........     12.27%       (8.24%)       12.52%
RATIOS/SUPPLEMENTAL DATA:
RATIOS TO AVERAGE NET
 ASSETS:
 Total expenses...........      1.81%(b)      1.58%        1.35%(b)
 Total expenses excluding
   indirectly paid
   expenses...............         --           --            --
 Total expenses excluding
   waivers and
   reimbursements.........      1.84%(b)      1.59%        1.57%(b)
 Net investment income....      4.18%(b)      4.47%        4.44%(b)
Portfolio turnover rate...        27%          53%           14%
NET ASSETS END OF PERIOD
 (THOUSANDS)..............    $34,206      $32,435       $41,030

(a) The Fund changed its fiscal year end from August 31 to May 31 during the current period.
(b) Annualized.
(c) Excluding applicable sales charges.
(d) The Fund changed its fiscal year end from December 31 to August 31.
                                       4

EVERGREEN SHORT INTERMEDIATE MUNICIPAL FUND

                                                                 CLASS A SHARES      JANUARY 5, 1995         CLASS B SHARES
                                                                                      (COMMENCEMENT
                                            NINE MONTHS                            OF CLASS OPERATIONS)       NINE MONTHS
                                               ENDED             YEAR ENDED              THROUGH                 ENDED
                                          MAY 31, 1997 (A)     AUGUST 31, 1996       AUGUST 31, 1995        MAY 31, 1997 (A)
PER SHARE DATA:
NET ASSET VALUE BEGINNING OF PERIOD...         $10.08               $10.17                 $9.97                 $10.08
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.................           0.30                 0.43                  0.30                   0.23
Net realized and unrealized gain
 (loss) on investments................           0.01                (0.09)                 0.20                   0.02
 Total from investment operations.....           0.31                 0.34                  0.50                   0.25
Less distributions from net investment
 income...............................          (0.30)               (0.43)                (0.30)                 (0.23)
Net asset value end of period.........         $10.09               $10.08                $10.17                 $10.10
Total return (c)......................          3.08%                3.37%                 5.09%                  2.49%
RATIOS/SUPPLEMENTAL DATA:
RATIOS TO AVERAGE NET ASSETS:
 Total expenses.......................          0.84%(b)             0.80%                 0.70%(b)               1.73%(b)
 Total expenses excluding indirectly
   paid expenses......................          0.83%(b)                --                    --                  1.73%(b)
 Total expenses excluding waivers and
   reimbursements.....................          0.96%(b)             1.11%                 1.14%(b)               1.86%(b)
 Net investment income................          3.94%(b)             4.05%                 4.32%(b)               3.04%(b)
Portfolio turnover rate...............            34%                  29%                   80%                    34%
NET ASSETS END OF PERIOD
 (THOUSANDS)..........................         $6,072              $27,722                $6,820                 $6,742

                                                               (COMMENCEMENT
                                                            OF CLASS OPERATIONS)
                                          YEAR ENDED              THROUGH
                                        AUGUST 31, 1996       AUGUST 31, 1995
PER SHARE DATA:
NET ASSET VALUE BEGINNING OF PERIOD...       $10.17                 $9.97
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.................         0.34                  0.24
Net realized and unrealized gain
 (loss) on investments................        (0.09)                 0.20
 Total from investment operations.....         0.25                  0.44
Less distributions from net investment
 income...............................        (0.34)                (0.24)
Net asset value end of period.........       $10.08                $10.17
Total return (c)......................        2.44%                 4.50%
RATIOS/SUPPLEMENTAL DATA:
RATIOS TO AVERAGE NET ASSETS:
 Total expenses.......................        1.67%                 1.58%(b)
 Total expenses excluding indirectly
   paid expenses......................           --                    --
 Total expenses excluding waivers and
   reimbursements.....................        2.07%                 2.26%(b)
 Net investment income................        3.28%                 3.50%(b)
Portfolio turnover rate...............          29%                   80%
NET ASSETS END OF PERIOD
 (THOUSANDS)..........................       $7,413                $6,050

(a) The Fund changed its fiscal year end from August 31 to May 31 during the current period.
(b) Annualized.
(c) Excluding applicable sales charges.
                                       5

                            DESCRIPTION OF THE FUNDS
INVESTMENT OBJECTIVES AND POLICIES
       In addition to the investment policies detailed below, each Fund may employ certain additional investment strategies which are discussed in "Investment Practices and Restrictions".
       Each Fund's investment objective is nonfundamental; as a result each Fund may change its objective without a shareholder vote. Each Fund has also adopted certain fundamental investment policies which are mainly designed to limit each Fund's exposure to risk. The Funds' fundamental policies cannot be changed without a shareholder vote. See the Statement of Additional Information ("SAI") for more information regarding each Fund's fundamental investment policies or other related investment policies. There can be no assurance that each Fund's investment objective will be achieved.
EVERGREEN HIGH GRADE TAX FREE FUND
       EVERGREEN HIGH GRADE TAX FREE FUND seeks a high level of federally tax free income that is consistent with preservation of capital. At least 65% of the value of the total assets of EVERGREEN HIGH GRADE TAX FREE FUND will be invested in high grade bonds. High grade bonds mean: bonds insured by a municipal bond insurance company which is rated AAA by Standard & Poor's Ratings Group ("S&P") and/or Aaa by Moody's Investors Service, Inc. ("Moody's"); bonds rated A or better by S&P or Moody's; or, if unrated, of comparable quality as determined by the Fund's investment adviser. The insurance guarantees the timely payment of principal and interest, but not the value of the municipal bonds or the shares of the Fund. See the section "Investment Practices and
Restrictions" -- "Municipal Bond Insurance" for further information.
       EVERGREEN HIGH GRADE TAX FREE FUND may also purchase instruments having variable rates of interest. One example is variable amount master demand notes. These notes represent a borrowing arrangement between a commercial paper issuer (borrower) and an institutional lender, such as the Fund, and are payable upon demand. The underlying amount of the loan may vary during the course of the contract, as may the interest on the outstanding amount, depending on a stated short-term interest rate index.
EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND
       The investment objective of EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND is to achieve as high a level of current income, exempt from federal income tax other than the federal alternative minimum tax ("AMT") for individuals and corporations, as is consistent with preserving capital and providing liquidity. Under normal circumstances, it is anticipated that the Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal income tax other than the AMT. The Fund will seek to achieve its objective by investing substantially all of its assets in a diversified portfolio of short and intermediate-term debt obligations issued by states, territories and possessions of the United States ("U.S.") and by the District of Columbia, and their political subdivisions and duly constituted authorities, the interest from which is exempt from federal income tax other than the AMT. Such securities are generally known as Municipal Securities (see "Investment Practices and Restrictions" -- "Municipal Securities" below). As a matter of policy, the Trustees will not change the Fund's investment objective without shareholder approval.
       Under current tax law, a distinction is drawn between Municipal Securities issued to finance certain "private activities" and other Municipal Securities. Such private activity bonds include bonds issued to finance such projects as airports, housing projects, resource recovery programs, solid waste disposal facilities, student loan programs, and water and sewage projects. Interest income from such "private activity bonds" ("AMT-Subject Bonds") becomes an item of "tax preference" which is subject to the AMT when received by a person in a tax year during which he is subject to that tax. Because interest income on AMT-Subject Bonds is taxable to certain investors, it is expected, although there can be no guarantee, that such Municipal Securities generally will provide somewhat higher yields than other Municipal Securities of comparable quality and maturity. The Fund may invest up to 50% of its total assets in AMT-Subject Bonds.
       The Fund intends to maintain a dollar-weighted average portfolio maturity of two to five years. The Fund may consider an obligation's maturity to be shorter than its stated maturity if the Fund has the right to sell the
                                       6
obligation at a price approximating par value before its stated maturity date. This is a liquidity put and is exercisable to the issuer or some third party. EVERGREEN TAX FREE FUND
       EVERGREEN TAX FREE FUND seeks the highest possible current income, exempt from federal income taxes, while preserving capital. Since the Fund considers preservation of capital as well as the level of tax exempt income as its primary objective, the Fund may realize less income than a fund willing to expose shareholders' capital to greater risk.
       Under ordinary circumstances, the Fund invests substantially all and at least 80% of its assets in federally tax-exempt obligations. These obligations include municipal bonds and notes and tax-exempt commercial paper obligations that are issued by or on behalf of the states, territories and possessions of the United States ("U.S."), the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest from which is, in the opinion of counsel to the issuers, exempt from federal income taxes including the alternative minimum tax.
Principal Investments and Investment Policies. EVERGREEN HIGH GRADE TAX FREE FUND and EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND will invest in Municipal Securities so long as they are determined to be of high or upper medium quality. Municipal Securities meeting this criteria include bonds rated A or higher by S&P, Moody's or another nationally recognized statistical rating organization ("SRO"); notes rated SP-1 or SP-2 by S&P or MIG-1 or MIG-2 by Moody's or rated VMIG-1 or VMIG-2 by Moody's in the case of variable rate demand notes or having comparable ratings from another SRO; and commercial paper rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's or having comparable ratings from another SRO. EVERGREEN HIGH GRADE TAX FREE FUND may also invest in general obligation bonds which are rated BBB by S&P, Baa by Moody's or bear a similar rating from another SRO. Medium grade bonds are more susceptible to adverse economic conditions or changing circumstances than higher grade bonds. However, like the higher rated bonds, these securities are considered to be investment grade. EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND may also invest in bonds rated BBB or higher by S&P, Baa or higher by Moody's or another SRO.
       EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND and EVERGREEN HIGH GRADE TAX FREE FUND may temporarily invest up to 20% of their total assets in taxable securities and EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND may temporarily invest its assets so that no more than 20% of its annual income will be derived from taxable securities, under any one or more of the following circumstances:
(a) pending investment of proceeds of sale of Fund shares or of portfolio securities, (b) pending settlement of purchases of portfolio securities, and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. In addition, each such Fund may temporarily invest more than 20% of its total assets in taxable securities for defensive purposes. Each Fund may invest for defensive purposes during periods when each Fund's assets available for investment exceed the available Municipal Securities that meet each Fund's quality and other investment criteria. Taxable securities in which the EVERGREEN HIGH GRADE TAX FREE FUND and EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND may invest on a short-term basis include obligations of the U.S. government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest ratings assigned by any major rating service; commercial paper rated in the highest grade by Moody's, S&P or any SRO; and certificates of deposit issued by U.S. branches of U.S. banks with assets of $1 billion or more.
       EVERGREEN TAX FREE FUND will invest at least 80% of its assets in bonds that, at the date of investment, are rated within the four highest categories by Standard and Poor's Ratings Group ("S&P") (AAA, AA, A and BBB), by Moody's Investors Service ("Moody's") (Aaa, Aa, A and Baa), by Fitch Investors Services, L.P. ("Fitch") (AAA, AA, A and BBB) or, if not rated or rated under a different system, are of comparable quality to obligations so rated as determined by another nationally recognized statistical ratings organization or by its investment adviser. EVERGREEN TAX FREE FUND may invest the remaining 20% of its assets in lower rated bonds, but will not invest in bonds rated below B. If S&P, Moody's or Fitch changes its ratings system, EVERGREEN TAX FREE FUND will try to use comparable ratings as standards according to its investment objective and policies.
       EVERGREEN TAX FREE FUND also may invest in securities that pay interest that is not exempt from federal income taxes, such as corporate and bank obligations, obligations issued or guaranteed by the U.S. government or by any of its agencies or instrumentalities, commercial paper and repurchase agreements. Such securities must be rated at least BBB by S&P or Baa by Moody's or, if not rated, must be determined by its investment adviser to be of comparable quality. EVERGREEN TAX FREE FUND will not invest more than 20% of its total assets under ordinary circumstances and up to 100% of its total assets for temporary defensive purposes in such securities.
                                       7

       EVERGREEN TAX FREE FUND will limit its investments in qualified "private activity" industrial development bonds to no more than 20% of the Fund's total assets and does not currently intend to invest in "private activity" (capital purpose) bonds. In addition, EVERGREEN TAX FREE FUND may, but does not currently intend to, invest in foreign securities or securities denominated in foreign currencies.
       The Funds may also purchase Municipal Securities which are unrated at the time of purchase, if such securities are determined by the Funds' investment advisers to be of comparable quality. Certain Municipal Securities (primarily variable rate demand notes) may be entitled to the benefit of standby letters of credit or similar commitments issued by banks and, in such instances, the Funds' investment advisers will take into account the obligation of the bank in assessing the quality of such security.
       The ability of the Funds to meet their investment objectives is necessarily subject to the ability of municipal issuers to meet their payment obligations. In addition, the portfolios of the Funds will be affected by general changes in interest rates which will result in increases or decreases in the value of the obligations held by the Funds. Investors should recognize that, in periods of declining interest rates, the yield of the Funds will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the yield of the Funds will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Funds from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of each Fund's portfolio, thereby reducing the current yield of the Funds. In periods of rising interest rates, the opposite can be expected to occur.
INVESTMENT PRACTICES AND RESTRICTIONS
Municipal Bond Insurance. The EVERGREEN HIGH GRADE TAX FREE FUND will require municipal bond insurance when purchasing Municipal Securities which would not otherwise meet the Fund's quality standards. The EVERGREEN HIGH GRADE TAX FREE FUND may also require insurance when, in the opinion of the Fund's investment adviser, such insurance would benefit the Fund (for example, through improvement of portfolio quality or increased liquidity of certain securities). The purpose of municipal bond insurance is to guarantee the timely payment of principal at maturity and interest.
       Securities in the EVERGREEN HIGH GRADE TAX FREE FUND'S portfolio may be insured in one of two ways: (1) by a policy applicable to a specific security, obtained by the issuer of the security or by a third party ("Issuer-Obtained Insurance") or (2) under master insurance policies issued by municipal bond insurers, purchased by the Fund (the "Policies"). If a security's coverage is Issuer-Obtained, then that security does not need to be covered in the Policies. The Fund may purchase Policies from Municipal Bond Investors Assurance Corp., AMBAC Indemnity Corporation, and Financial Guaranty Insurance Company, or any other municipal bond insurer which is rated Aaa by Moody's or AAA by S&P. A more detailed description of these insurers may be found in the Statement of Additional Information. Annual premiums for these Policies are paid by the Fund and are estimated to range from 0.10% to 0.25% of the value of the municipal securities covered under the Policies, with an average annual premium rate of approximately 0.175%. While the insurance feature reduces financial risk, the cost thereof and the restrictions on investments imposed by the guidelines in the Policies reduce the yield to shareholders.
Municipal Securities. As noted above, the Funds will invest substantially all of their assets in Municipal Securities. These include municipal bonds, short-term municipal notes and tax-exempt commercial paper. "Municipal Securities" are debt obligations issued to obtain funds for various public purposes that are exempt from federal income tax in the opinion of issuer's counsel. The two principal classifications of Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific source such as from the user of the facility being financed.
       The Fund's ability to achieve its objective depends partially on the prompt payment by issuers of the interest on and principal of the municipal bonds held by the Fund. A moratorium, default, or other non-payment of interest or principal when due on any municipal bond, in addition to affecting the market value and liquidity of that particular security, could affect the market value and liquidity of other municipal bonds held by the Fund. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Fund.
       From time to time, proposals have been introduced before the U.S. Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal bonds, and similar proposals may be
                                       8
introduced in the future. The enactment of such a proposal could materially affect the availability of municipal bonds for investment by the Fund and the value of the Fund's portfolio. In the event of such legislation, the Fund would re-evaluate its investment objective and policies and consider changes in the structure of the Fund or dissolution.
Risk Factors. Bond prices move inversely to interest rates, i.e., as interest rates decline the values of the bonds increase, and vice versa. The longer the maturity of a bond, the greater the exposure to market price fluctuations. The same market factors are reflected in the share price or net asset value of bond funds which will vary with interest rates. In addition, certain of the obligations in which the Fund may invest may be variable or floating rate instruments, which may involve a conditional or unconditional demand feature, and may include variable amount master demand notes. While these types of instruments may, to a certain degree, offset the risk to principal associated with rising interest rates, they would not be expected to appreciate in a falling interest rate environment.
Below-Investment Grade Bonds. Below-investment grade bonds have low ratings, and a degree of doubt surrounds the safety of investment and the ability of the issuer to continue interest payments. These bonds are also called "high risk, high yield" bonds or "junk" bonds. Junk bonds are usually backed by issuers of less proven or questionable financial strength. Compared with higher-grade bonds, issuers of junk bonds are more likely to face financial problems and to be materially affected by those problems. As a result, the ability of issuers of junk bonds to pay interest and principal is uncertain. Moreover, the junk bond market may react strongly to real or perceived unfavorable news about an issuer or the economy. If a junk bond issuer defaults, the bond will lose some or all of its value.
Downgrades. If any security invested in by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.
Floating Rate and Variable Rate Obligations. Municipal Securities also include certain variable rate and floating rate municipal obligations with or without demand features. These variable rate securities do not have fixed interest rates; rather, those rates fluctuate based upon changes in specified market rates, such as the prime rate, or are adjusted at predesignated periodic intervals. Certain of these obligations may carry a demand feature that gives the Funds the right to demand prepayment of the principal amount of the security prior to its maturity date. The demand obligation may or may not be backed by letters of credit or other guarantees of banks or other financial institutions. Such guarantees may enhance the quality of the security. The Funds will limit the value of their investments in any floating or variable rate securities which are not readily marketable to 10% or less of their net assets.
When-Issued, Delayed-Delivery and Forward Commitment Transactions. The Funds may enter into transactions whereby it commits to buying a security, but does not pay for or take delivery of the security until some specified date in the future. The value of these securities is subject to market fluctuations during this period and no income accrues to the Funds until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. When entering into these transactions, the Funds rely on the other party to consummate the transaction; if the other party fails to do so, the Funds may be disadvantaged.
       EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND does not expect that commitments to purchase when-issued securities will normally exceed 25% of its total assets and EVERGREEN HIGH GRADE TAX FREE FUND does not expect that such commitments will exceed 20% of its total assets. The Funds do not intend to purchase when-issued or delayed delivery securities for speculative purposes but only in furtherance of their investment objective.
Stand-by Commitments. The Funds may also acquire "stand-by commitments" with respect to Municipal Securities held in their portfolio. Under a stand-by commitment, a dealer agrees to purchase, at a Fund's option, specified Municipal Securities at a specified price. Failure of the dealer to purchase such Municipal Securities may result in a Fund incurring a loss or missing an opportunity to make an alternative investment. Each Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, a Fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in each Fund's portfolio will not exceed 10% of the value of the Fund's total assets calculated immediately after each stand-by commitment is acquired. The Funds will maintain cash or liquid high grade debt obligations in a segregated account with its custodian in an amount equal to such commitments. The Funds will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Funds' investment advisers, present minimal credit risks.
                                       9

Repurchase Agreements. The Funds may invest in repurchase agreements. A repurchase agreement is an agreement by which the Fund purchases a security (usually U.S. government securities) for cash and obtains a simultaneous commitment from the seller (usually a bank or broker/dealer) to repurchase the security at an agreed-upon price and specified future date. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. The Funds' risk is the inability of the seller to pay the agreed-upon price on the delivery date. However, this risk is tempered by the ability of the Funds to sell the security in the open market in the case of a default. In such a case, the Fund may incur costs in disposing of the security which would increase Fund expenses. The Funds' investment adviser will monitor the creditworthiness of the firms with which the Funds enter into repurchase agreements.
       EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND may not enter into repurchase agreements if, as a result, more than 15% of the Fund's net assets would be invested in repurchase agreements maturing in more than seven days. EVERGREEN HIGH GRADE TAX FREE FUND may not so invest more than 10% of its net assets. Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is an agreement by the Fund to sell a security and repurchase it at a specified time and price. The Fund could lose money if the market values of the securities it sold decline below their repurchase prices. Reverse repurchase agreements may be considered a form of borrowing, and, therefore, a form of leverage. Leverage may magnify gains or losses of the Fund.
Illiquid Securities. The Funds may invest up to 15% of its net assets in illiquid securities and other securities which are not readily marketable. Repurchase agreements with maturities longer than seven days will be included for the purpose of the foregoing 15% limit. The inability of the Funds to dispose of illiquid investments readily or at a reasonable price could impair the Funds' ability to raise cash for redemptions or other purposes.
Restricted Securities. The Funds may invest in restricted securities, including securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). Generally, Rule 144A establishes a safe harbor from the registration requirements of the 1933 Act for resale by large institutional investors of securities not publicly traded in the United States. The Funds' investment adviser determines the liquidity of Rule 144A securities according to guidelines and procedures adopted by the Funds' Board of Trustees. The Board of Trustees monitors the investment adviser's application of those guidelines and procedures. Securities eligible for resale pursuant to Rule 144A, which the Funds' investment adviser has determined to be liquid or readily marketable, are not subject to the 15% limit on illiquid securities.
Borrowing. The Fund may borrow from banks in an amount up to 33 1/3% of its total assets, taken at market value. The Fund may only borrow as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. The Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights. The Fund does not intend to leverage.
Securities Lending. To generate income and offset expenses, the Fund may lend securities to broker-dealers and other financial institutions. Loans of securities by the Fund may not exceed 30% of the value of the Fund's total assets. While securities are on loan, the borrower will pay the Fund any income accruing on the security. Also, the Fund may invest any collateral it receives in additional securities. Gains or losses in the market value of a lent security will affect the Fund and its shareholders. When the Fund lends its securities, it runs the risk that it could not retrieve the securities on a timely basis possibly losing the opportunity to sell the securities at a desirable price. Also, if the borrower files for bankruptcy or becomes insolvent, the Fund's ability to dispose of the securities may be delayed.
Investing in Securities of Other Investment Companies. The Fund may invest in the securities of other investment companies. As a shareholder of another investment company, the Fund would pay its portion of the other investment company's expenses. These expenses would be in addition to the expenses that the Fund currently bears concerning its own operations and may result in some duplication of fees.
Options and Futures. EVERGREEN TAX FREE FUND may engage in options and futures transactions. Options and futures transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, and the Fund will not use these transactions for speculation or leverage.
       EVERGREEN TAX FREE FUND may attempt to hedge all or a portion of its portfolio through the purchase of both put and call options on its portfolio securities and listed put options on financial futures contracts for portfolio securities. The Fund may also purchase call options on financial futures contracts. The Fund may also write covered call options on its portfolio securities to attempt to increase its current income. The Fund will maintain its
                                       10
positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series.
       EVERGREEN TAX FREE FUND may write (i.e., sell) covered call and put options. By writing a call option, the Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. By writing a put option, the Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. The Fund also may write straddles (combinations of covered puts and calls on the same underlying security). The Fund may only write "covered" options. This means that so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option or, in the case of call options on U.S. Treasury bills, the Fund might own substantially similar U.S. Treasury bills. The Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.
       The principal reason for writing call or put options is to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Fund receives a premium from writing a call or put option which it retains whether or not the option is exercised. By writing a call option, the Fund might lose the potential for gain on the underlying security while the option is open, and by writing a put option the Fund might become obligated to purchase the underlying securities for more than their current market price upon exercise.
       A futures contract is a firm commitment by two parties: the seller, who agrees to make delivery of the specific type of instrument called for in the contract ("going short"), and the buyer, who agrees to take delivery of the instrument ("going long") at a certain time in the future. Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government. If the Fund enters into financial futures contracts directly to hedge its holdings of fixed income securities, it would enter into contracts to deliver securities at an undetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would agree to purchase securities in the future at a predetermined price (i.e., "go long") to hedge against a decline in market interest rates.
       EVERGREEN TAX FREE FUND may also enter into currency and other financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities, currencies, or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities or currencies is an agreement to buy or sell securities or currencies during a designated month at whatever price exists at that time. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which remains in effect until the contract is terminated.
       EVERGREEN TAX FREE FUND may sell or purchase currency and other financial futures contracts. When a futures contract is sold by the Fund, the profit on the contract will tend to rise when the value of the underlying securities or currencies declines and to fall when the value of such securities or currencies increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the profit on its securities or currencies. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities or currencies increases and to fall when the value of such securities or currencies declines.
       EVERGREEN TAX FREE FUND may enter into closing purchase and sale transactions in order to terminate a futures contract and may buy or sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case the Fund would continue to bear market risk on the transaction.
Risk Characteristics of Options and Futures. Although options and futures transactions are intended to enable the Fund to manage market, exchange, or interest rate risks, these investment devices can be highly volatile, and the
                                       11

Fund's use of them can result in poorer performance (i.e., the Fund's returns may be reduced). The Fund's attempt to use such investment devices for hedging purposes may not be successful. Successful futures strategies require the ability to predict future movements in securities prices, interest rates and other economic factors. When the Fund uses financial futures contracts and options on financial futures contracts as hedging devices, there is a risk that the prices of the securities subject to the financial futures contracts and options on financial futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the financial futures contract and any related options to react to market changes differently than the portfolio securities. In addition, the Fund's investment adviser could be incorrect in its expectations and forecasts about the direction or extent of market factors, such as interest rates, securities price movements, and other economic factors. Even if the Fund's investment adviser correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. In these events, the Fund may lose money on the financial futures contracts or the options on financial futures contracts. It is not certain that a secondary market for positions in financial futures contracts or for options on financial futures contracts will exist at all times. Although the Fund's investment adviser will consider liquidity before entering into financial futures contracts or options on financial futures contracts, there is no assurance that a liquid secondary market on an exchange will exist for any particular financial futures contract or option on a financial futures contract at any particular time. The Fund's ability to establish and close out financial futures contracts and options on financial futures contract positions depends on this secondary market. If the Fund is unable to close out its position due to disruptions in the market or lack of liquidity, the Fund may lose money on the futures contract or option, and the losses to the Fund could be significant. Derivatives. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate.
       In addition to options and futures contracts, the Fund may also invest in certain other types of derivative instruments, including structured securities. The Fund may invest in derivatives only if the expected risks and rewards are consistent with its objective and policies.
       Losses from derivatives can sometimes be substantial. This is true partly because small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of the derivative. Derivatives can also cause the Fund to lose money if the Fund fails to correctly predict the direction in which the underlying asset or economic factor will move.
                       ORGANIZATION AND SERVICE PROVIDERS
ORGANIZATION
Fund Structure. Each Fund is an investment pool, which invests shareholders' money toward a specified goal. In technical terms, each Fund is a diversified series of an open-end, management investment company, called Evergreen Municipal Trust (the "Trust"). The Trust is a Delaware business trust organized on September 17, 1997.
Board of Trustees. The Trust is supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Funds' activities, reviewing, among other things, the Funds' performance and its contractual arrangements with various service providers.
Shareholder Rights. All shareholders participate in dividends and distributions from the Funds' assets and have equal voting, liquidation and other rights. Shareholders may exchange shares as described under "Exchanges," but will have no other preference, conversion, exchange or preemptive rights. When issued and paid for, shares will be fully paid and nonassessable. Shares of the Funds are redeemable, transferable and freely assignable as collateral. The Funds may establish additional classes or series of shares.
       The Funds do not hold annual shareholder meetings; the Fund may, however, hold special meetings for such purposes as electing or removing Trustees, changing fundamental policies and approving investment advisory agreements or 12b-1 plans. In addition, the Funds are prepared to assist shareholders in communicating with one another for the purpose of convening a meeting to elect Trustees. If any matters are to be voted on by shareholders, each share owned as of the record date for the meeting would be entitled to one vote for each dollar of net asset value applicable to each share.
                                       12

SERVICE PROVIDERS
Investment Adviser. The investment adviser to EVERGREEN HIGH GRADE TAX FREE FUND is the Capital Management Group of First Union National Bank ("FUNB"), a subsidiary of First Union Corporation ("First Union"). First Union and FUNB are located at 201 South College Street, Charlotte, North Carolina 28288-0630. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States.
       The investment adviser to EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND is Evergreen Asset Management Corp. ("Evergreen Asset"), which is a wholly-owned subsidiary of First Union. Evergreen Asset, with its predecessors, has served as investment adviser to certain Evergreen mutual funds since 1971.
       The investment adviser to EVERGREEN TAX FREE FUND is Keystone Investment Management Company ("Keystone"). Keystone has provided investment advisory and management services to investment companies and private accounts since it was organized in 1932. Keystone is an indirect subsidiary of FUNB.
       FUNB manages investments and supervises the daily business affairs of EVERGREEN HIGH GRADE TAX FREE FUND and, as compensation therefor, is entitled to receive an annual fee equal to 0.50% of average daily net assets of the Fund.
       Evergreen Asset manages investments and supervises the daily business affairs of EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND, and, as compensation therefor, is entitled to receive an annual fee equal to 0.50% of the Fund's average daily net assets.
       EVERGREEN TAX FREE FUND pays Keystone a fee, calculated on an annual basis, equal to 2.0% of gross dividend and interest income of the Fund plus 0.50% of the first $100,000,000 of the aggregate net asset value of the shares of the Fund, plus 0.45% of the next $100,000,000, plus 0.40% of the next $100,000,000, plus 0.35% of the next $100,000,000, plus 0.30% of the next
$100,000,000, plus 0.25% of amounts over $500,000,000.
Portfolio Manager. The portfolio manager of EVERGREEN HIGH GRADE TAX FREE FUND is James T. Colby, III. Mr. Colby is a Vice President of FUNB and has been associated with Evergreen Asset and its predecessor since 1992. He has served as portfolio manager of the Fund since 1995 and was portfolio manager of Evergreen National Tax Free Fund, whose assets were acquired by the Fund on July 7, 1995, since that fund's inception in 1992.
       Richard K. Marrone is the portfolio manager of EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND. Since joining First Union in 1993, Mr. Marrone has been a Vice President and Senior Fixed Income Portfolio Manager, with over 15 years of investment and market experience. Prior to joining First Union, Mr. Marrone was employed at Woodbridge Capital Management where he served as a portfolio manager for mutual and common trust funds from 1982 to 1993.
       EVERGREEN TAX FREE FUND is co-managed by George J. Kimball and James T. Colby, III. Mr. Kimball has been employed by Keystone or one of its affiliates since 1991, and was an Analyst prior to becoming a Vice President and Portfolio Manager. He has more than 10 years of investment experience. He has served as co-portfolio manager of the Fund since March 1998. Mr. Colby is a Vice President of FUNB and has been associated with Evergreen Asset and its predecessor since 1992. He has served as co-portfolio manager of the Fund since March 1998. Sub-Adviser. Evergreen Asset has entered into a sub-advisory agreement with Lieber & Company which provides that Lieber & Company's research department and staff will furnish Evergreen Asset with information, investment recommendations, advice and assistance, and will be generally available for consultation on the portfolio of EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND. Lieber & Company will be reimbursed by Evergreen Asset in connection with the rendering of services on the basis of the direct and indirect costs of performing such services. There is no additional charge to EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND for the services provided by Lieber & Company. The address of Lieber & Company is 2500 Westchester Avenue, Purchase, New York 10577. Lieber & Company is an indirect, wholly-owned, subsidiary of First Union.
                                       13

Administrator. Evergreen Investment Services, Inc. ("EIS") serves as administrator to EVERGREEN HIGH GRADE TAX FREE FUND and EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND, subject to the supervision and control of the Trustees. EIS provides each Fund with facilities, equipment and personnel. For its services as administrator, EIS is entitled to receive a fee based on the aggregate average daily net assets of each Fund at a rate based on the total assets of all the mutual funds advised by First Union subsidiaries. The administration fee is calculated in accordance with the following schedule:

Administration Fee
0.050% on the first $7 billion
0.035% on the next $3 billion
0.030% on the next $5 billion
0.020% on the next $10 billion
0.015% on the next $5 billion
0.010% on assets in excess of $30 billion

       EIS also provides facilities, equipment and personnel to EVERGREEN TAX FREE FUND on behalf of the Fund's investment adviser.
Transfer Agent and Dividend Disbursing Agent. Evergreen Service Company ("ESC"), 200 Berkeley Street, Boston, Massachusetts 02116, acts as the Funds' transfer agent and dividend disbursing agent. ESC is an indirect, wholly-owned subsidiary of First Union Corporation.
Custodian. State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827 acts as the Funds' custodian.
Principal Underwriter. Evergreen Distributor, Inc. ("EDI"), a subsidiary of The BISYS Group, Inc., located at 125 West 55th Street, New York, New York 10019, is the Funds' principal underwriter.
DISTRIBUTION PLANS AND AGREEMENTS
Distribution Plans. Each Funds' Class A, Class B and, where applicable, Class C shares pay for the expenses associated with the distribution of such shares according to distribution plans adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") (each a "Plan" or collectively the "Plans"). Under the Plans, each Fund may incur distribution-related and shareholder servicing-related expenses which are based upon a maximum annual rate as a percentage of each Fund's average daily net assets attributable to the Class, as follows:
          Class A shares 0.75% (currently limited to 0.25% for Evergreen High Grade Tax Free Fund and
            Evergreen Tax Free Fund and to Evergreen Short-Intermediate Municipal Fund)
          Class B shares 1.00%
          Class C shares 1.00%
       Of the amount that each Class may pay under its respective Plan, up to 0.25% may constitute a service fee to be used to compensate organizations, which may include the Fund's investment adviser or its affiliates, for personal services rendered to shareholders and/or the maintenance of shareholder accounts. The Funds may not pay any distribution or service fees during any fiscal period in excess of the amounts set forth above. Amounts paid under the Distribution Plans are used to compensate the Funds' distributor pursuant to the Distribution Agreements entered into by each Fund.
Distribution Agreements. Each Fund has also entered into distribution agreements (each a "Distribution Agreement" or collectively the "Distribution Agreements") with EDI. Pursuant to the Distribution Agreements, the Funds will compensate EDI for its services as distributor based upon the maximum annual rate as a percentage of each Fund's average daily net assets attributable to the Class, as follows:
          Class A shares 0.25%
          Class B shares 1.00%
          Class C shares 1.00%
       The Distribution Agreements provide that EDI will use the distribution fee received from each Fund for payments (1) to compensate broker-dealers or other persons for distributing shares of the Funds, including interest and principal payments made in respect of amounts paid to broker-dealers or other persons that have been
                                       14
financed (EDI may assign its rights to receive compensation under the Plans to secure such financings), (2) to otherwise promote the sale of shares of the Funds, and (3) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Funds' shareholders. FUNB or its affiliates may finance the payments made by EDI to compensate broker-dealers or other persons for distributing shares of the Funds.
       In the event the Funds acquire the assets of other mutual funds, compensation paid to EDI under the Distribution Agreements may be paid by EDI to the distributors of the acquired funds or their predecessors.
       Since EDI's compensation under the Distribution Agreements is not directly tied to the expenses incurred by EDI, the amount of compensation received by EDI under the Distribution Agreements during any year may be more or less than its actual expenses and may result in a profit to EDI. Distribution expenses incurred by EDI in one fiscal year that exceed the level of compensation paid to EDI for that year may be paid from distribution fees received from the Funds in subsequent fiscal years.
                       PURCHASE AND REDEMPTION OF SHARES
HOW TO BUY SHARES
       You may purchase shares of each Fund through broker-dealers, banks or other financial intermediaries, or directly through EDI. In addition, you may purchase shares of a Fund by mailing to each Fund, c/o Evergreen Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121, a completed Application and a check payable to the Fund. You may also telephone 1-800-343-2898 to obtain the number of an account to which you can wire or electronically transfer funds and then send in a completed Application. The minimum initial investment is $1,000, which may be waived in certain situations. Subsequent investments in any amount may be made by check, by wiring federal funds, by direct deposit or by an electronic funds transfer.
       There is no minimum amount for subsequent investments. Investments of $25 or more are allowed under the Systematic Investment Plan. See the Application for more information. Only Class A, Class B and Class C shares are offered through this Prospectus (see "General Information" -- "Other Classes of Shares").
Class A Shares-Front-End Sales Charge Alternative. You may purchase Class A shares of each Fund at net asset value plus an initial sales charge on purchases under $1,000,000. You may purchase $1,000,000 or more of Class A shares without a front-end sales charge; however, a contingent deferred sales charge ("CDSC") equal to the lesser of 1% of the purchase price or the redemption value will be imposed on shares redeemed during the month of purchase and the 12-month period following the month of purchase. The schedule of charges for Class A shares is as follows:
                              Initial Sales Charge
EVERGREEN HIGH GRADE TAX FREE FUND
EVERGREEN TAX FREE FUND

                                    as a % of the Net    as a % of the     Commission to Dealer/Agent
       Amount of Purchase            Amount Invested     Offering Price     as a % of Offering Price
Less than   $   50,000                     4.99%               4.75%                   4.25%
$   50,000 - $   99,000                    4.71%               4.50%                   4.25%
$ 100,000 - $ 249,999                      3.90%               3.75%                   3.25%
$ 250,000 - $ 499,999                      2.56%               2.50%                   2.00%
$ 500,000 - $ 999,999                      2.04%               2.00%                   1.75%
$1,000,000 - $2,999,999                    None                None                    1.00%
$3,000,000 - $4,999,999                    None                None                     .50%
Over        $5,000,000                     None                None                     .25%

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND

                                    as a % of the Net    as a % of the     Commission to Dealer/Agent
       Amount of Purchase            Amount Invested     Offering Price     as a % of Offering Price
Less than   $   50,000                     3.36%               3.25%                   2.75%
$   50,000 - $   99,000                    3.09%               3.00%                   2.75%
$ 100,000 - $ 249,999                      2.56%               2.50%                   2.25%
$ 250,000 - $ 499,999                      2.04%               2.00%                   1.75%
$ 500,000 - $ 999,999                      1.52%               1.50%                   1.25%
$1,000,000 - $2,999,999                    None                None                    1.00%
$3,000,000 - $4,999,999                    None                None                     .50%
Over        $5,000,000                     None                None                     .25%

       No front-end sales charges are imposed on Class A shares purchased by (a) institutional investors, which may include bank trust departments and registered investment advisers; (b) investment advisers, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; (c) clients of investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisers or financial planners on the books of the broker-dealer through whom shares are purchased; (d) institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with a Fund by the broker-dealer; (e) shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families; (f) current and retired employees of FUNB and its affiliates, EDI and any broker-dealer with whom EDI has entered into an agreement to sell shares of the Funds, and members of the immediate families of such employees; (g) and upon the initial purchase of an Evergreen Keystone fund by investors reinvesting the proceeds from a redemption within the preceding thirty days of shares of other mutual funds, provided such shares were initially purchased with a front-end sales charge or subject to a CDSC. Certain broker-dealers or other financial institutions may impose a fee on transactions in shares of the Funds.
       Class A shares may also be purchased at net asset value by a corporation or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title I tax sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees or a TSA plan sponsored by a public education entity having 5,000 or more eligible employees.
       In connection with sales made to plans of the type described in the preceding sentence EDI will pay broker-dealers and others concessions at the rate of 0.50% of the net asset value of the shares purchased. These payments are subject to reclaim in the event the shares are redeemed within twelve months after purchase.
       When Class A shares are sold, EDI will normally retain a portion of the applicable sales charge and pay the balance to the broker-dealer or other financial intermediary through whom the sale was made. EDI may also pay fees to banks from sales charges for services performed on behalf of the customers of such banks in connection with the purchase of shares of the Funds. In addition to compensation paid at the time of sale, entities whose clients have purchased Class A shares may receive a trailing commission equal to 0.25% of the average daily net asset value on an annual basis of Class A shares held by their clients. Certain purchases of Class A shares may qualify for reduced sales charges in accordance with a Fund's Concurrent Purchases, Rights of Accumulation, Letter of Intent, certain Retirement Plans and Reinstatement Privilege. Consult the Application for additional information concerning these reduced sales charges.
Class B Shares -- Deferred Sales Charge Alternative. You may purchase Class B shares at net asset value without an initial sales charge. However, you may pay a CDSC if you redeem shares within six years after the month of purchase. The amount of the CDSC will vary according to the number of years from the month of purchase of Class B shares as set forth below.
                                       16

                                                                                                                       CDSC
Redemption Timing                                                                                                    Imposed
Month of purchase and the first twelve-month period following the month of purchase...............................    5.00%
Second twelve-month period following the month of purchase........................................................    4.00%
Third twelve-month period following the month of purchase.........................................................    3.00%
Fourth twelve-month period following the month of purchase........................................................    3.00%
Fifth twelve-month period following the month of purchase.........................................................    2.00%
Sixth twelve-month period following the month of purchase.........................................................    1.00%
No CDSC is imposed on amounts redeemed thereafter.

       The CDSC is deducted from the amount of the redemption and is paid to EDI or its predecessor. In the event the Fund acquires the assets of other mutual funds, the CDSC may be paid by EDI to the distributors of the acquired funds. Class B shares are subject to higher distribution and/or shareholder service fees than Class A shares for a period of seven years after the month of purchase (after which it is expected that they will convert to Class A shares without imposition of a front-end sales charge). The higher fees mean a higher expense ratio, so Class B shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares. The Funds will not normally accept any purchase of Class B shares in the amount of $250,000 or more.
       At the end of the period ending seven years after the end of the calendar month in which the shareholder's purchase order was accepted, Class B shares will automatically convert to Class A shares and will no longer be subject to the higher distribution services fee imposed on Class B shares. Such conversion will be on the basis of the relative net asset values of the two Classes, without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to reduce the distribution services fee paid by holders of Class B shares that have been outstanding long enough for the Distributor to have been compensated for the expenses associated with the sale of such shares.
Class C Shares (EVERGREEN TAX FREE FUND). Class C shares are offered only through broker-dealers who have special distribution agreements with EDI. You may purchase Class C shares at net asset value without any initial sales charge and, therefore, the full amount of your investment will be used to purchase Fund shares. However, you will pay a 1.00% CDSC if you redeem shares during the month of purchase and the 12-month period following the month of purchase. No CDSC is imposed on amounts redeemed thereafter. Class C shares incur higher distribution and/or shareholder service fees than Class A shares but, unlike Class B shares, do not convert to any other class of shares of the Fund. The higher fees mean a higher expense ratio, so Class C shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares. The Fund will not normally accept any purchase of Class C shares in the amount of $500,000 or more. No CDSC will be imposed on Class C shares purchased by institutional investors and through employee benefit and savings plans eligible for the exemption from front-end sales charges described under "Class A Shares -- Front-End Sales Charge Alternative" above. Broker-dealers and other financial intermediaries whose clients have purchased Class C shares may receive a trailing commission equal to 0.75% of the average daily net asset value of such shares on an annual basis held by their clients more than one year from the date of purchase. Trailing commissions will commence immediately with respect to shares eligible for exemption from the CDSC normally applicable to Class C shares.
Contingent Deferred Sales Charge. Certain shares with respect to which the Fund did not pay a commission on issuance, including shares obtained from dividend or distribution reinvestment, are not subject to a CDSC. Any CDSC imposed upon the redemption of Class A, Class B or Class C shares is a percentage of the lesser of (1) the net asset value of the shares redeemed or (2) the net asset value at the time of purchase of such shares.
       No CDSC is imposed on a redemption of shares of the Fund in the event of
(1) death or disability of the shareholder; (2) a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA"); (3) automatic withdrawals from ERISA plans if the shareholder is at least 59 1/2 years old; (4) involuntary redemptions of accounts having an aggregate net asset value of less than $1,000; (5) automatic withdrawals under the Systematic Withdrawal Plan of up to 1.00% per month of the shareholder's initial account balance; (6) withdrawals consisting of loan proceeds to a retirement plan participant; (7) financial hardship withdrawals made by a retirement plan participant; or (8) withdrawals consisting of returns of excess contributions or excess deferral amounts made to a retirement plan participant.
       The Funds may also sell Class A, Class B or, if applicable, Class C shares at net asset value without any initial sales charge or a CDSC to certain Directors, Trustees, officers and employees of the Funds, FUNB, Keystone, Evergreen Asset, EDI and certain of their affiliates, and to members of the immediate families of such
                                       17
persons, to registered representatives of firms with dealer agreements with EDI, and to a bank or trust company acting as a trustee for a single account.
How the Funds Value their Shares. The net asset value of each Class of shares of a Fund is calculated by dividing the value of the amount of the Fund's net assets attributable to that Class by the number of outstanding shares of that Class. Shares are valued each day the New York Stock Exchange (the "Exchange") is open as of the close of regular trading (currently 4:00 p.m. Eastern time). The securities in a Fund are valued at their current market value determined on the basis of market quotations or, if such quotations are not readily available, such other methods as the Trustees believe would accurately reflect fair value. Non-dollar denominated securities will be valued as of the close of the Exchange at the closing price of such securities in their principal trading markets. General. The decision as to which Class of shares is more beneficial to you depends on the amount of your investment and the length of time you will hold it. If you are making a large investment, thus qualifying for a reduced sales charge, you might consider Class A shares. If you are making a smaller investment, you might consider Class B shares since 100% of your purchase is invested immediately and since such shares will convert to Class A shares, which incur lower ongoing distribution and/or shareholder service fees, after seven years. If you are unsure of the time period of your investment, you might consider Class C shares, if available through your broker-dealer, since there are no initial sales charges and, although there is no conversion feature, the CDSC only applies to redemptions made during the first year. Consult your financial intermediary for further information. The compensation received by dealers and agents may differ depending on whether they sell Class A, Class B or Class C shares. There is no size limit on purchases of Class A shares.
       In addition to the discount or commission paid to broker-dealers, EDI may from time to time pay to broker-dealers additional cash or other incentives that are conditioned upon the sale of a specified minimum dollar amount of shares of a Fund and/or other Evergreen funds. Such incentives will take the form of payment for attendance at seminars, lunches, dinners, sporting events or theater performances, or payment for travel, lodging and entertainment incurred in connection with travel by persons associated with a broker-dealer and their immediate family members to urban or resort locations within or outside the United States. Such a dealer may elect to receive cash incentives of equivalent amount in lieu of such payments. EDI may also limit the availability of such incentives to certain specified dealers. EDI from time to time sponsors promotions involving First Union Brokerage Services, Inc., an affiliate of each Fund's investment adviser, and select broker-dealers, pursuant to which incentives are paid, including gift certificates and payments in amounts up to 1% of the dollar amount of shares of a Fund sold. Awards may also be made based on the opening of a minimum number of accounts. Such promotions are not being made available to all broker-dealers. Certain broker-dealers may also receive payments from EDI or a Fund's investment adviser over and above the usual trail commissions or shareholder servicing payments applicable to a given Class of shares.
Additional Purchase Information. As a condition of this offering, if a purchase is canceled due to nonpayment or because an investor's check does not clear, the investor will be responsible for any loss a Fund or the Fund's investment adviser incurs. If such investor is an existing shareholder, a Fund may redeem shares from an investor's account to reimburse the Fund or the Fund's investment adviser for any loss. In addition, such investors may be prohibited or restricted from making further purchases in any of the Evergreen funds. The Funds will not accept third party checks other than those payable directly to a shareholder whose account has been in existence at least thirty days.
HOW TO REDEEM SHARES
       You may "redeem" (i.e., sell) your shares in the Fund to the Fund for cash at their net redemption value on any day the Exchange is open, either directly by writing to the Fund, c/o ESC, or through your financial intermediary. The amount you will receive is the net asset value adjusted for fractions of a cent (less any applicable CDSC) next calculated after the Fund receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check, the Fund will not send proceeds until it is reasonably satisfied that the check has been collected (which may take up to 15 days). Once a redemption request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Redeeming Shares Through Your Financial Intermediary. A Fund must receive instructions from your financial intermediary before 4:00 p.m. (Eastern time) for you to receive that day's net asset value (less any applicable CDSC). Your financial intermediary is responsible for furnishing all necessary documentation to a Fund and may charge you for this service. Certain financial intermediaries may require that you give instructions earlier than 4:00 p.m. (Eastern time).
                                       18

Redeeming Shares Directly by Mail or Telephone. Send a signed letter of instruction or stock power form to the Fund, c/o ESC, the registrar, transfer agent and dividend-disbursing agent for each Fund. Stock power forms are available from your financial intermediary, ESC, and many commercial banks. Additional documentation is required for the sale of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners. Signature guarantees are required for all redemption requests for shares with a value of more than $50,000. Currently, the requirement for a signature guarantee has been waived on redemptions of $50,000 or less when the account address of record has been the same for a minimum period of 30 days. Each Fund and ESC reserve the right to withdraw this waiver at any time. A signature guarantee must be provided by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable under the Securities Exchange Act of 1934 and ESC's policies.
       Shareholders may redeem amounts of $1,000 or more (up to $50,000) from their accounts by calling the telephone number on the front page of this Prospectus between the hours of 8:00 a.m. and 5:30 p.m. (Eastern time) each business day (i.e., any weekday exclusive of days on which the Exchange or ESC's offices are closed). The Exchange is closed on New Year's Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Redemption requests received after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day. Such redemption requests must include the shareholder's account name, as registered with a Fund, and the account number. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone redemptions. If you cannot reach the Fund by telephone, you should follow the procedures for redeeming by mail or through a broker-dealer as set forth herein. The telephone redemption service is not made available to shareholders automatically. Shareholders wishing to use the telephone redemption service must complete the appropriate sections on the Application and choose how the redemption proceeds are to be paid. Redemption proceeds will either (i) be mailed by check to the shareholder at the address in which the account is registered or (ii) be wired to an account with the same registration as the shareholder's account in a Fund at a designated commercial bank.
       In order to insure that instructions received by ESC are genuine when you initiate a telephone transaction, you will be asked to verify certain criteria specific to your account. At the conclusion of the transaction, you will be given a transaction number confirming your request, and written confirmation of your transaction will be mailed the next business day. Your telephone instructions will be recorded. Redemptions by telephone are allowed only if the address and bank account of record have been the same for a minimum period of 30 days. Each Fund reserves the right at any time to terminate, suspend, or change the terms of any redemption method described in this Prospectus, except redemption by mail, and to impose fees.
       Except as otherwise noted, the Funds, ESC and EDI will not assume responsibility for the authenticity of any instructions received by any of them from a shareholder in writing, over the Evergreen Keystone Express Line, or by telephone. ESC will employ reasonable procedures to confirm that instructions received over the Evergreen Express Line or by telephone are genuine. The Funds, ESC and EDI will not be liable when following instructions received over the Evergreen Express Line or by telephone that ESC reasonably believes are genuine. Evergreen Express Line. The Evergreen Express Line offers you specific fund account information and price and yield quotations as well as the ability to do account transactions, including investments, exchanges and redemptions. You may access the Evergreen Express Line by dialing toll free 1-800-346-3858 on any touch-tone telephone, 24 hours a day, seven days a week.
General. The sale of shares is a taxable transaction for federal income tax purposes. The Funds may temporarily suspend the right to redeem their shares when (1) the Exchange is closed, other than customary weekend and holiday closings; (2) trading on the Exchange is restricted; (3) an emergency exists and the Funds cannot dispose of their investments or fairly determine their value; or (4) the Securities and Exchange Commission ("SEC") so orders. The Funds reserve the right to close an account that through redemption has fallen below $1,000 and has remained so for thirty days. Shareholders will receive sixty days' written notice to increase the account value to at least $1,000 before the account is closed. The Funds have elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a Fund's total net assets, during any ninety day period for any one shareholder.
EXCHANGE PRIVILEGE
How to Exchange Shares. You may exchange some or all of your shares for shares of the same Class in the other Evergreen funds through your financial intermediary by calling or writing to ESC or by using the Evergreen Express
                                       19

Line as described above. Once an exchange request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Exchanges will be made on the basis of the relative net asset values of the shares exchanged next determined after an exchange request is received. An exchange which represents an initial investment in another Evergreen fund is subject to the minimum investment and suitability requirements of each fund.
       Each of the Evergreen funds has different investment objectives and policies. For complete information, a prospectus of the fund into which an exchange will be made should be read prior to the exchange. An exchange order must comply with the requirement for a redemption or repurchase order and must specify the dollar value or number of shares to be exchanged. An exchange is treated for federal income tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss. Shareholders are limited to five exchanges per calendar year, with a maximum of three per calendar quarter. This exchange privilege may be modified or discontinued at any time by a Fund upon sixty days' notice to shareholders and is only available in states in which shares of the fund being acquired may lawfully be sold.
       No CDSC will be imposed in the event shares are exchanged for shares of the same class of other Evergreen funds. If you redeem shares, the CDSC applicable to the shares of the Evergreen fund originally purchased for cash is applied. Also, Class B shares will continue to age following an exchange for the purpose of conversion to Class A shares and for the purpose of determining the amount of the applicable CDSC.
Exchanges Through Your Financial Intermediary. A Fund must receive exchange instructions from your financial intermediary before 4:00 p.m. (Eastern time) for you to receive that day's net asset value. Your financial intermediary is responsible for furnishing all necessary documentation to a Fund and may charge you for this service.
Exchanges By Telephone And Mail. Exchange requests received by a Fund after 4:00 p.m. (Eastern time) will be processed using the net asset value determined at the close of the next business day. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone exchanges. You should follow the procedures outlined below for exchanges by mail if you are unable to reach ESC by telephone. If you wish to use the telephone exchange service you should indicate this on the Application. As noted above, each Fund will employ reasonable procedures to confirm that instructions for the redemption or exchange of shares communicated by telephone are genuine. A telephone exchange may be refused by a Fund or ESC if it is believed advisable to do so. Procedures for exchanging Fund shares by telephone may be modified or terminated at any time. Written requests for exchanges should follow the same procedures outlined for written redemption requests in the section entitled "How to Redeem Shares"; however, no signature guarantee is required.
SHAREHOLDER SERVICES
       The Funds offer the following shareholder services. For more information about these services or your account, contact your financial intermediary, ESC or the toll-free number on the front page of this Prospectus. Some services are described in more detail in the Application.
Systematic Investment Plan. Under a Systematic Investment Plan you may invest as little as $25 per month to purchase shares of a Fund with no minimum initial investment required.
Telephone Investment Plan. You may make investments into an existing account electronically in amounts of not less than $100 or more than $10,000 per investment. Telephone investment requests received by 4:00 p.m. (Eastern time) will be credited to a shareholder's account the day the request is received. Systematic Withdrawal Plan. When an account of $10,000 or more is opened or when an existing account reaches that size, you may participate in the Systematic Withdrawal Plan by filling out the appropriate part of the Application. Under this Plan, you may receive (or designate a third party to receive) a monthly or quarterly fixed-withdrawal payment in a stated amount of at least $75 and as much as 1.0% per month or 3.0% per quarter of the total net asset value of the Fund shares in your account when the Plan was opened. Fund shares will be redeemed as necessary to meet withdrawal payments. All participants must elect to have their dividends and capital gains distributions reinvested automatically.
Investments Through Employee Benefit and Savings Plans. Certain qualified and non-qualified benefit and savings plans may make shares of the Funds and the other Evergreen funds available to their participants. Investments made by such employee benefit plans may be exempt from front-end sales charges if they meet the criteria set forth under "Class A Shares-Front End Sales Charge Alternative". Evergreen Asset, Keystone or FUNB may
                                       20
provide compensation to organizations providing administrative and recordkeeping services to plans which make shares of the Evergreen funds available to their participants.
Automatic Reinvestment Plan. For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of a Fund at the net asset value per share at the close of business on the record date, unless otherwise requested by a shareholder in writing. If the transfer agent does not receive a written request for subsequent dividends and/or distributions to be paid in cash at least three full business days prior to a given record date, the dividends and/or distributions to be paid to a shareholder will be reinvested.
Dollar Cost Averaging. Through dollar cost averaging you can invest a fixed dollar amount each month or each quarter in any Evergreen fund. This results in more shares being purchased when the selected Fund's net asset value is relatively low and fewer shares being purchased when the Fund's net asset value is relatively high and may result in a lower average cost per share than a less systematic investment approach.
       Prior to participating in dollar cost averaging, you must establish an account in an Evergreen fund. You should designate on the Application (i) the dollar amount of each monthly or quarterly investment you wish to make and (ii) the Fund in which the investment is to be made. Thereafter, on the first day of the designated month, an amount equal to the specified monthly or quarterly investment will automatically be redeemed from your initial account and invested in shares of the designated fund.
Two Dimensional Investing. You may elect to have income and capital gains distributions from any class of Evergreen fund shares you own automatically invested to purchase the same class of shares of any other Evergreen fund. You may select this service on your Application and indicate the Evergreen fund(s) into which distributions are to be invested.
Tax Sheltered Retirement Plans. The Funds have various retirement plans available to eligible investors, including Individual Retirement Accounts
(IRAs); Rollover IRAs; Simplified Employee Pension Plans (SEPs); Savings Incentive Match Plan for Employees (SIMPLEs); Tax Sheltered Annuity; 403(b)(7) Plans; 401(k) Plans; Keogh Plans; Profit-Sharing Plans; and Money Purchase Pension Plans. For details, including fees and application forms, call toll free 1-800-247-4075 or write to ESC.
EFFECT OF BANKING LAWS
       The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered open-end investment companies such as the Funds. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment adviser, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of their customer. Evergreen Asset, Keystone and FUNB are subject to and in compliance with the aforementioned laws and regulations.
       Changes to applicable laws and regulations or future judicial or administrative decisions could result in FUNB, Evergreen Asset or Keystone being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of a Fund by its customers. If FUNB, Evergreen Asset, or Keystone were prevented from continuing to provide the services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon each Fund's shareholders to approve, a new investment adviser. If this were to occur, it is not anticipated that the shareholders of any Fund would suffer any adverse financial consequences.
                               OTHER INFORMATION
DIVIDENDS, DISTRIBUTIONS AND TAXES
       Each Fund intends to declare dividends from net investment income daily and distribute to its shareholders such dividends monthly. The Funds intend to declare and distribute all net realized capital gains at least annually. Shareholders receive Fund distributions in the form of additional shares of that class of shares upon which the distribution is based or, at the shareholder's option, in cash. Shareholders of the Funds who have not opted to
                                       21
receive cash prior to the payable date for any dividend from net investment income or the record date for any capital gains distribution will have the number of such shares determined on the basis of the Funds' net asset value per share computed at the end of that day after adjustment for the distribution. Net asset value is used in computing the number of shares in both capital gains and income distribution investments. There is a possibility that shareholders may lose the tax-exempt status on accrued income on municipal bonds if shares of the Fund are redeemed before a dividend has been declared.
       Because Class A shares bear most of the costs of distribution of such shares through payment of a front-end sales charge, while Class B and, when applicable, Class C shares bear such expenses through a higher annual distribution fee, expenses attributable to Class B shares and Class C shares will generally be higher than those of Class A shares, and income distributions paid by the Fund with respect to Class A shares will generally be greater than those paid with respect to Class B and Class C shares.
       Account statements and/or checks, as appropriate, will be mailed within seven days after the Fund pays a distribution. Unless the Fund receives instructions to the contrary before the record or payable date, as the case may be, it will assume that a shareholder wishes to receive that distribution and future capital gains and income distributions in shares. Instructions continue in effect until changed in writing.
       Each Fund has qualified and intends to continue to qualify to be treated as a regulated investment company under the Code. While so qualified, so long as each Fund distributes all of its investment company taxable income and any net realized gains to shareholders, it is expected that the Funds will not be required to pay any federal income taxes. A 4% nondeductible excise tax will be imposed on a Fund if it does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.
       The Funds will designate and pay exempt-interest dividends derived from interest earned on qualifying tax-exempt obligations. Such exempt-interest dividends may be excluded by shareholders of a Fund from their gross income for federal income tax purposes, however (1) all or a portion of such exempt-interest dividends may be a specific preference item for purposes of the federal individual and corporate alternative minimum taxes to the extent that they are derived from certain types of private activity bonds issued after August 7, 1986, and (2) all exempt-interest dividends will be a component of the "adjusted current earnings" for purposes of the federal corporate alternative minimum tax.
       Dividends paid from taxable income, if any, and distributions of any net realized short-term capital gains (whether from tax exempt or taxable obligations) are taxable as ordinary income and long-term capital gain distributions are taxable as long-term capital gains, even though received in additional shares of the Fund, and regardless of the investor's holding period relating to the shares with respect to which such gains are distributed. Market discount recognized on taxable and tax-exempt bonds is taxable as ordinary income, not as excludable income. Under current law, the highest federal income tax rate applicable to net long-term gains realized by individuals is 20% for most assets held more than 18 months. The rate applicable to corporations is 35%.
       Since each Fund's gross income is ordinarily expected to be tax exempt interest income, it is not expected that the 70% dividends-received deduction for corporations will be applicable. Specific questions should be addressed to the investor's own tax adviser.
       Each Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions (if any) and redemptions) paid to certain shareholders. In order to avoid this backup withholding requirement, each investor must certify on the Application, or on a separate form supplied by State Street, that the investor's social security or taxpayer identification number is correct and that the investor is not currently subject to backup withholding or is exempt from backup withholding.
       Statements describing the tax status of shareholders' dividends and distributions will be mailed annually by the Funds. These statements will set forth the amount of income exempt from federal and, if applicable, state taxation, and the amount, if any, subject to federal and state taxation. Moreover, to the extent necessary, these statements will indicate the amount of exempt-interest dividends which are a specific preference item for purposes of the federal individual and corporate alternative minimum taxes. The exemption of interest income for federal income tax purposes does not necessarily result in exemption under the income or other tax law of any state or local taxing authority. Investors should consult their own tax advisers about the status of distributions from the Funds in their states and localities. Each Fund notifies shareholders annually as to the interest exempt from federal taxes earned by the Fund.
                                       22

       The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect on the date of this Prospectus and is subject to change by legislative or administrative action. As the foregoing discussion is for general information only, you should also review the discussion of "Additional Tax Information" contained in the SAI.
GENERAL INFORMATION
Portfolio Turnover. The estimated annual portfolio turnover rate for each Fund is not expected to exceed 100%. A portfolio turnover rate of 100% would occur if all of the Funds' portfolio securities were replaced in one year. The portfolio turnover rate experienced by a Fund directly affects the transaction costs relating to the purchase and sale of securities which the Fund bears directly. A high rate of portfolio turnover will increase such costs. See the SAI for further information regarding the practices of each Fund affecting portfolio turnover.
Portfolio Transactions. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, a Fund may consider sales of its shares as a factor in the selection of dealers to enter into portfolio transactions with the Fund.
Other Classes of Shares. EVERGREEN HIGH GRADE TAX FREE FUND and EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND currently offer three classes of shares, Class A, Class B and Class Y, and may in the future offer additional classes. EVERGREEN TAX FREE FUND currently offers Class A, Class B and Class C Shares. Class Y shares are not offered by this Prospectus and are only available to (i) persons who at or prior to December 31, 1994, owned shares in a mutual fund advised by Evergreen Asset, (ii) certain institutional investors and (iii) investment advisory clients of FUNB affiliates. The dividends payable with respect to Class A and Class B shares will be less than those payable with respect to Class Y shares due to the distribution and distribution related expenses borne by Class A and Class B shares and the fact that such expenses are not borne by Class Y shares.
Performance Information. The Funds may quote their "total return" or "yield" for a specified period in advertisements, reports or other communications to shareholders. Total return and yield are computed separately for Class A, Class B and Class C shares. Performance data for one or more Classes may be included in any advertisement or sales literature using performance data of a Fund. The Funds' total return for each such period is computed by finding, through the use of a formula prescribed by the SEC, the average annual compounded rate of return over the period that would equate an assumed initial amount invested to the value of the investment at the end of the period.
       For purposes of computing total return, dividends and capital gains distributions paid on shares of the Funds are assumed to have been reinvested when paid and the maximum sales charges applicable to purchases of the Fund's shares are assumed to have been paid.
       Yield is a way of showing the rate of income a Fund earns on its investments as a percentage of the Fund's share price. The Fund's yield is calculated according to accounting methods that are standardized by the SEC for all stock and bond funds. Because yield accounting methods differ from the method used for other accounting purposes, the Fund's yield may not equal its distribution rate, the income paid to your account or the net investment income reported in the Fund's financial statements. To calculate yield, the Fund takes the interest and dividend income it earned from its portfolio of investments (as defined by the SEC formula) for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the 30-day period. This yield does not reflect gains or losses from selling securities.
       The Funds may also quote tax-equivalent yields which show the taxable yields an investor would have to earn before taxes to equal the Funds' tax-free yields. A tax-equivalent yield is calculated by dividing a Fund's tax-exempt yield by the result of one minus a stated federal tax rate. If only a portion of a Fund's income was tax-exempt, only that portion is adjusted in the calculation.
       Performance data may be included in any advertisement or sales literature of the Funds. These advertisements may quote performance rankings or ratings of a Fund by financial publications or independent organizations such as Lipper Analytical Services, Inc. and Morningstar, Inc. or compare a Fund's performance to various indices. The Funds may also advertise in items of sales literature an "actual distribution rate" which is computed by dividing the total ordinary income distributed (which may include the excess of short-term capital gains over losses) to shareholders for the latest twelve-month period by the maximum public offering price per
                                       23
share on the last day of the period. Investors should be aware that past performance may not be indicative of future results.
       In marketing the Fund's shares, information may be provided that is designed to help individuals understand their investment goals and explore various financial strategies. Such information may include publications describing general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; a questionnaire designed to help create a personal financial profile; and an action plan offering investment alternatives. The information provided to investors may also include discussions of other Evergreen funds, products, and services, which may include: retirement investing; brokerage products and services; the effects of periodic investment plans and dollar cost averaging; saving for college; and charitable giving. In addition, the information provided to investors may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques. The materials may also reprint, and use as advertising and sales literature, articles from Evergreen Events, a quarterly magazine provided free of charge to Evergreen fund shareholders.
Additional Information. This Prospectus and the Statement of Additional Information, which have been incorporated by reference herein, do not contain all the information set forth in the Registration Statements filed by the Trust with the SEC under the Securities Act of 1933, as amended. Copies of the Registration Statements may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.
                                       24

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
                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

  INVESTMENT ADVISER
  Capital Management Group of First Union National Bank, 201 South College Street, Charlotte, North Carolina 28288
      EVERGREEN HIGH GRADE TAX FREE FUND
  Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577
      EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND
  Keystone Investment Management Company, 200 Berkeley Street, Boston, Massachusetts 02116
      EVERGREEN TAX FREE FUND
  CUSTODIAN
  State Street Bank and Trust Company, Box 9021, Boston, Massachusetts
  02205-9827
  TRANSFER AGENT
  Evergreen Keystone Service Company, Box 2121, Boston, Massachusetts 02106-2121 LEGAL COUNSEL
  Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C.
  20036
  INDEPENDENT AUDITORS
  Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036 KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110
  DISTRIBUTOR
  Evergreen Distributor, Inc., 125 W. 55th Street, New York, New York 10019
  65631                                                               541690Rev1

  PROSPECTUS                                                September 3, 1997
                                               As Supplemented March 25, 1998
  EVERGREEN(SM) NATIONAL MUNICIPAL BOND FUNDS

                                            (Evergreen Funds Logo appears here)

  EVERGREEN HIGH GRADE TAX FREE FUND
  EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND
  CLASS Y SHARES
           The Evergreen National Municipal Bond Funds (the "Funds") are designed to provide investors with income exempt from federal income taxes. This Prospectus provides information regarding the Class Y shares offered by the Funds. Each Fund is a diversified series of an open-end management investment company. This Prospectus sets forth concise information about the Funds that a prospective investor should know before investing. The address of the Funds is 200 Berkeley Street, Boston, Massachusetts 02116.
           A Statement of Additional Information for the Funds dated September 3, 1997, as supplemented from time to time has been filed with the Securities and Exchange Commission and is incorporated by reference herein. The Statement of Additional Information provides information regarding certain matters discussed in this Prospectus and other matters which may be of interest to investors, and may be obtained without charge by calling the Funds at (800) 343-2898. There can be no assurance that the investment objective of any Fund will be achieved. Investors are advised to read this Prospectus carefully.
  AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OR AN OBLIGATION OF OR GUARANTEED OR ENDORSED BY, ANY BANK, AND SHARES ARE NOT INSURED OR OTHERWISE PROTECTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY AND INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                   KEEP THIS PROSPECTUS FOR FUTURE REFERENCE
  EVERGREENSM is a Service Mark of Evergreen Asset Management Corp.

                               TABLE OF CONTENTS

EXPENSE INFORMATION                                         2
FINANCIAL HIGHLIGHTS                                        4
DESCRIPTION OF THE FUNDS
         Investment Objectives and Policies                 6
         Investment Practices and Restrictions              7
ORGANIZATION AND SERVICE PROVIDERS
         Organization                                      10
         Service Providers                                 10
PURCHASE AND REDEMPTION OF SHARES
         How to Buy Shares                                 12
         How to Redeem Shares                              12
         Exchange Privilege                                13
         Shareholder Services                              14
         Effect of Banking Laws                            15
OTHER INFORMATION
         Dividends, Distributions and Taxes                16
         General Information                               17

                              EXPENSE INFORMATION
       The table and examples below are designed to help you understand the various expenses that you will bear, directly and indirectly, when you invest in the Funds. Shareholder transaction expenses are fees paid directly from your account when you buy or sell shares of the Funds.

SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases                    None
Sales Charge on Dividend Reinvestments                       None
Contingent Deferred Sales Charge                             None
Redemption Fee                                               None

       Annual operating expenses reflect the normal operating expenses of each Fund, and include costs such as management, distribution and other fees. The table below shows the Funds' estimated annual operating expenses for the fiscal period ending May 31, 1998. The examples show what you would pay if you invested $1,000 over the periods indicated. The examples assume that you reinvest all of your dividends and that the Funds' average annual return will be 5%. The examples are for illustration purposes only and should not be considered a representation of past or future expenses or annual return. The Funds' actual expenses and returns will vary. For a more complete description of the various costs and expenses borne by the Fund see "Organization and Service Providers." EVERGREEN HIGH GRADE TAX FREE FUND

                               ANNUAL OPERATING
                                  EXPENSES*                                      EXAMPLE
Management Fees                      .50%         After 1 Year                    $   8
12b-1 Fees                             --         After 3 Years                   $  25
Other Expenses                       .28%         After 5 Years                   $  43
Total                                .78%         After 10 Years                  $  97

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND

                               ANNUAL OPERATING
                                  EXPENSES*                                      EXAMPLE
Management Fees                      .50%         After 1 Year                    $   8
12b-1 Fees                             --         After 3 Years                   $  24
Other Expenses                       .24%         After 5 Years                   $  41
Total                                .74%         After 10 Years                  $  92

* The annual operating expenses and examples reflect fee waivers and expense reimbursements for the most recent fiscal period. Actual expenses for Class Y Shares excluding fee waivers and expense reimbursements but including indirectly paid expenses for the fiscal period ended May 31, 1997, were as follows:

  EVERGREEN HIGH GRADE TAX FREE FUND..............................................   0.86%
  EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND.....................................   0.86%

       Evergreen Asset has agreed to reimburse EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND to the extent that its aggregate operating expenses (including the investment adviser's fee, but excluding taxes, interest, brokerage commissions, Rule 12b-1 distribution fees and shareholder servicing fees and extraordinary expenses) exceed 1.0% of the average net assets.
       From time to time, each Fund's investment adviser may, at its discretion, reduce or waive its fees or reimburse the Funds for certain of their expenses in order to reduce their expense ratios. Each Fund's investment adviser may cease these waivers and reimbursements at any time.
       The purpose of the foregoing table is to assist an investor in understanding the various costs and expenses that an investor in Class Y shares will bear directly or indirectly. The amounts set forth both in the tables and in the examples are estimated amounts based on the experience of each Fund for the most recent fiscal period. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RETURN. ACTUAL EXPENSES AND ANNUAL RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN. For a more complete description of the various costs and expenses borne by the Funds see "Management of the Funds".
                                       3

                              FINANCIAL HIGHLIGHTS
       The tables on the following pages present, for each Fund, financial highlights for a share outstanding throughout each period indicated. The information in the table for EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND and EVERGREEN HIGH GRADE TAX FREE FUND has been audited by Price Waterhouse LLP, the Funds' independent auditors. Information for EVERGREEN HIGH GRADE TAX FREE FUND for the fiscal years or periods prior to May 31, 1997 has been audited by other auditors. A report of Price Waterhouse LLP on the audited information with respect to each Fund is incorporated by reference into the Funds' Statement of Additional Information. The following information for each Fund should be read in conjunction with the financial statements and related notes which are incorporated by reference into the Funds' Statement of Additional Information.
       Further information about a Fund's performance is contained in the Fund's annual report to shareholders, which may be obtained without charge.
EVERGREEN HIGH GRADE TAX FREE FUND

                                                                                                EIGHT        FEBRUARY 28, 1994
                                                                NINE MONTHS        YEAR         MONTHS         (COMMENCEMENT
                                                                   ENDED          ENDED         ENDED       OF CLASS OPERATIONS)
                                                                  MAY 31,       AUGUST 31,    AUGUST 31,          THROUGH
                                                                  1997 (A)         1996        1995 (C)      DECEMBER 31, 1994
PER SHARE DATA:
Net asset value beginning of period.............................     $10.72        $10.69         $9.79            $10.93
Income from investment operations:
Net investment income...........................................       0.39          0.55          0.36              0.46
Net realized and unrealized gain (loss) on investments..........       0.17          0.03          0.90             (1.14)
  Total from investment operations..............................       0.56          0.58          1.26             (0.68)
Less distributions from net investment income...................      (0.39)        (0.55)        (0.36)            (0.46)
Net asset value end of period...................................     $10.89        $10.72        $10.69             $9.79
TOTAL RETURN....................................................       5.32%         5.47%        13.02%            (6.29%)
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Total expenses................................................       0.78%(b)      0.64%         0.81%(b)          0.76%(b)
  Total expenses excluding indirectly paid expenses.............       0.78%(b)        --            --                --
  Total expenses excluding waivers and reimbursements...........       0.86%(b)      0.84%         0.84%(b)          0.77%(b)
  Net investment income.........................................       4.85%(b)      5.03%         5.18%(b)          5.46%(b)
Portfolio turnover rate.........................................        114%           65%           27%               53%
Net assets end of period (thousands)............................   $ 24,441      $ 25,112      $ 25,079            $4,318

(a) The Fund changed its fiscal year end from August 31 to May 31 during the current period.
(b) Annualized.
(c) The Fund changed its fiscal year end from December 31 to August 31.
                                       4

EVERGREEN SHORT INTERMEDIATE MUNICIPAL FUND

                                       NINE MONTHS
                                          ENDED                         YEAR ENDED AUGUST 31,
                                     MAY 31, 1997 (A)     1996       1995       1994       1993      1992 (C)
PER SHARE DATA:
Net asset value beginning of
  period..........................         $10.07         $10.17     $10.21     $10.58     $10.33      $10.00
Income from investment operations:
Net investment income.............           0.30           0.43       0.46       0.47       0.49        0.51
Net realized and unrealized gain
  (loss) on investments...........           0.03          (0.10)     (0.04)     (0.32)      0.25        0.33
Total from investment
  operations......................           0.33           0.33       0.42       0.15       0.74        0.84
Less distributions from:
Net investment income.............          (0.30)         (0.43)     (0.46)     (0.47)     (0.49)      (0.51)
In excess of net investment
  income..........................              0              0          0      (0.03)         0           0
Net realized gain on
  investments.....................              0              0          0      (0.02)         0           0
Total distributions...............          (0.30)         (0.43)     (0.46)     (0.52)     (0.49)      (0.51)
Net asset value end of period.....         $10.10         $10.07     $10.17     $10.21     $10.58      $10.33
TOTAL RETURN......................           3.36%          3.30%      4.20%      1.40%      7.40%       8.56%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Total expenses..................           0.74%(b)       0.70%      0.74%      0.58%      0.40%       0.17%
  Total expenses excluding
    indirectly paid expenses......           0.73%(b)         --         --         --         --          --
  Total expenses excluding waivers
    and reimbursements............           0.86%(b)       0.90%      0.86%      0.83%      0.81%       0.86%
  Net investment income...........           4.04%(b)       4.27%      4.52%      4.54%      4.73%       4.85%
Portfolio turnover rate...........             34%            29%        80%        32%        37%         57%
Net assets end of period
  (thousands).....................       $ 32,293        $34,893    $40,581    $53,417    $66,607    $ 54,470
                                       JULY 17, 1991
                                       (COMMENCEMENT
                                    OF CLASS OPERATIONS)
                                          THROUGH
                                    AUGUST 31, 1991 (C)
PER SHARE DATA:
Net asset value beginning of
  period..........................         $10.00
Income from investment operations:
Net investment income.............           0.06
Net realized and unrealized gain
  (loss) on investments...........              0
Total from investment
  operations......................           0.06
Less distributions from:
Net investment income.............          (0.06)
In excess of net investment
  income..........................              0
Net realized gain on
  investments.....................              0
Total distributions...............          (0.06)
Net asset value end of period.....         $10.00
TOTAL RETURN......................           0.62%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Total expenses..................           0.00%(b)
  Total expenses excluding
    indirectly paid expenses......             --
  Total expenses excluding waivers
    and reimbursements............           1.40%(b)
  Net investment income...........           4.93%(b)
Portfolio turnover rate...........             --
Net assets end of period
  (thousands).....................         $4,025

(a) The Fund changed its fiscal year end from August 31 to May 31 during the current period.
(b) Annualized.
(c) On November 18, 1991, the Fund was changed to a diversified municipal bond fund with a fluctuating net asset value per share from a non-diversified money market fund with a stable net asset value per share. The shares outstanding and the related per share data as of August 31, 1991 are restated to reflect both a 1 for 2 reverse share split on October 30, 1991 and a 1 for 5 reverse share split on August 19, 1992. Total return calculated after November 18, 1991 reflects the fluctuation in net asset value per share.
                                       5

                            DESCRIPTION OF THE FUNDS
INVESTMENT OBJECTIVES AND POLICIES
       In addition to the investment policies detailed below, each Fund may employ certain additional investment strategies which are discussed in "Investment Practices and Restrictions".
       Each Fund's investment objective is nonfundamental; as a result each Fund may change its objective without a shareholder vote. Each Fund has also adopted certain fundamental investment policies which are mainly designed to limit each Fund's exposure to risk. The Funds' fundamental policies cannot be changed without a shareholder vote. See the Statement of Additional Information ("SAI") for more information regarding each Fund's fundamental investment policies or other related investment policies. There can be no assurance that each Fund's investment objective will be achieved.
EVERGREEN HIGH GRADE TAX FREE FUND
       EVERGREEN HIGH GRADE TAX FREE FUND seeks a high level of federally tax free income that is consistent with preservation of capital. At least 65% of the value of the total assets of EVERGREEN HIGH GRADE TAX FREE FUND will be invested in high grade bonds. High grade bonds mean: bonds insured by a municipal bond insurance company which is rated AAA by Standard & Poor's Ratings Group ("S&P") and/or Aaa by Moody's Investors Service, Inc. ("Moody's"); bonds rated A or better by S&P or Moody's; or, if unrated, of comparable quality as determined by the Fund's investment adviser. The insurance guarantees the timely payment of principal and interest, but not the value of the municipal bonds or the shares of the Fund. See the section "Investment Practices and Restrictions" -- "Municipal Bond Insurance" for further information.
       EVERGREEN HIGH GRADE TAX FREE FUND may also purchase instruments having variable rates of interest. One example is variable amount master demand notes. These notes represent a borrowing arrangement between a commercial paper issuer (borrower) and an institutional lender, such as the Fund, and are payable upon demand. The underlying amount of the loan may vary during the course of the contract, as may the interest on the outstanding amount, depending on a stated short-term interest rate index.
EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND
       The investment objective of EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND is to achieve as high a level of current income, exempt from federal income tax other than the federal alternative minimum tax ("AMT") for individuals and corporations, as is consistent with preserving capital and providing liquidity. Under normal circumstances, it is anticipated that the Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal income tax other than the AMT. The Fund will seek to achieve its objective by investing substantially all of its assets in a diversified portfolio of short and intermediate-term debt obligations issued by states, territories and possessions of the United States ("U.S.") and by the District of Columbia, and their political subdivisions and duly constituted authorities, the interest from which is exempt from federal income tax other than the AMT. Such securities are generally known as Municipal Securities (see "Investment Practices and Restrictions" -- "Municipal Securities" below). As a matter of policy, the Trustees will not change the Fund's investment objective without shareholder approval.
       Under current tax law, a distinction is drawn between Municipal Securities issued to finance certain "private activities" and other Municipal Securities. Such private activity bonds include bonds issued to finance such projects as airports, housing projects, resource recovery programs, solid waste disposal facilities, student loan programs, and water and sewage projects. Interest income from such "private activity bonds" ("AMT-Subject Bonds") becomes an item of "tax preference" which is subject to the AMT when received by a person in a tax year during which he is subject to that tax. Because interest income on AMT-Subject Bonds is taxable to certain investors, it is expected, although there can be no guarantee, that such Municipal Securities generally will provide somewhat higher yields than other Municipal Securities of comparable quality and maturity. The Fund may invest up to 50% of its total assets in AMT-Subject Bonds.
       The Fund intends to maintain a dollar-weighted average portfolio maturity of two to five years. The Fund may consider an obligation's maturity to be shorter than its stated maturity if the Fund has the right to sell the
                                       6
obligation at a price approximating par value before its stated maturity date. This is a liquidity put and is exercisable to the issuer or some third party. Principal Investments and Investment Policies. EVERGREEN HIGH GRADE TAX FREE FUND and EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND will invest in Municipal Securities so long as they are determined to be of high or upper medium quality. Municipal Securities meeting this criteria include bonds rated A or higher by S&P, Moody's or another nationally recognized statistical rating organization ("SRO"); notes rated SP-1 or SP-2 by S&P or MIG-1 or MIG-2 by Moody's or rated VMIG-1 or VMIG-2 by Moody's in the case of variable rate demand notes or having comparable ratings from another SRO; and commercial paper rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's or having comparable ratings from another SRO. EVERGREEN HIGH GRADE TAX FREE FUND may also invest in general obligation bonds which are rated BBB by S&P, Baa by Moody's or bear a similar rating from another SRO. Medium grade bonds are more susceptible to adverse economic conditions or changing circumstances than higher grade bonds. However, like the higher rated bonds, these securities are considered to be investment grade. EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND may also invest in bonds rated BBB or higher by S&P, Baa or higher by Moody's or another SRO.
       EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND and EVERGREEN HIGH GRADE TAX FREE FUND may temporarily invest up to 20% of their total assets in taxable securities and EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND may temporarily invest its assets so that no more than 20% of its annual income will be derived from taxable securities, under any one or more of the following circumstances:
(a) pending investment of proceeds of sale of Fund shares or of portfolio securities, (b) pending settlement of purchases of portfolio securities, and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. In addition, each such Fund may temporarily invest more than 20% of its total assets in taxable securities for defensive purposes. Each Fund may invest for defensive purposes during periods when each Fund's assets available for investment exceed the available Municipal Securities that meet each Fund's quality and other investment criteria. Taxable securities in which the EVERGREEN HIGH GRADE TAX FREE FUND and EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND may invest on a short-term basis include obligations of the U.S. government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest ratings assigned by any major rating service; commercial paper rated in the highest grade by Moody's, S&P or any SRO; and certificates of deposit issued by U.S. branches of U.S. banks with assets of $1 billion or more.
       The Funds may also purchase Municipal Securities which are unrated at the time of purchase, if such securities are determined by the Funds' investment advisers to be of comparable quality. Certain Municipal Securities (primarily variable rate demand notes) may be entitled to the benefit of standby letters of credit or similar commitments issued by banks and, in such instances, the Funds' investment advisers will take into account the obligation of the bank in assessing the quality of such security.
       The ability of the Funds to meet their investment objectives is necessarily subject to the ability of municipal issuers to meet their payment obligations. In addition, the portfolios of the Funds will be affected by general changes in interest rates which will result in increases or decreases in the value of the obligations held by the Funds. Investors should recognize that, in periods of declining interest rates, the yield of the Funds will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the yield of the Funds will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Funds from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of each Fund's portfolio, thereby reducing the current yield of the Funds. In periods of rising interest rates, the opposite can be expected to occur.
INVESTMENT PRACTICES AND RESTRICTIONS
Municipal Bond Insurance. The EVERGREEN HIGH GRADE TAX FREE FUND will require municipal bond insurance when purchasing Municipal Securities which would not otherwise meet the Fund's quality standards. The EVERGREEN HIGH GRADE TAX FREE FUND may also require insurance when, in the opinion of the Fund's investment adviser, such insurance would benefit the Fund (for example, through improvement of portfolio quality or increased liquidity of certain securities). The purpose of municipal bond insurance is to guarantee the timely payment of principal at maturity and interest.
       Securities in the EVERGREEN HIGH GRADE TAX FREE FUND'S portfolio may be insured in one of two ways: (1) by a policy applicable to a specific security, obtained by the issuer of the security or by a third party ("Issuer-Obtained Insurance") or (2) under master insurance policies issued by municipal bond insurers, purchased by the
                                       7

Fund (the "Policies"). If a security's coverage is Issuer-Obtained, then that security does not need to be covered in the Policies. The Fund may purchase Policies from Municipal Bond Investors Assurance Corp., AMBAC Indemnity Corporation, and Financial Guaranty Insurance Company, or any other municipal bond insurer which is rated Aaa by Moody's or AAA by S&P. A more detailed description of these insurers may be found in the Statement of Additional Information. Annual premiums for these Policies are paid by the Fund and are estimated to range from 0.10% to 0.25% of the value of the municipal securities covered under the Policies, with an average annual premium rate of approximately 0.175%. While the insurance feature reduces financial risk, the cost thereof and the restrictions on investments imposed by the guidelines in the Policies reduce the yield to shareholders.
Municipal Securities. As noted above, the Funds will invest substantially all of their assets in Municipal Securities. These include municipal bonds, short-term municipal notes and tax-exempt commercial paper. "Municipal Securities" are debt obligations issued to obtain funds for various public purposes that are exempt from federal income tax in the opinion of issuer's counsel. The two principal classifications of Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific source such as from the user of the facility being financed.
       The Fund's ability to achieve its objective depends partially on the prompt payment by issuers of the interest on and principal of the municipal bonds held by the Fund. A moratorium, default, or other non-payment of interest or principal when due on any municipal bond, in addition to affecting the market value and liquidity of that particular security, could affect the market value and liquidity of other municipal bonds held by the Fund. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Fund.
       From time to time, proposals have been introduced before the U.S. Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal bonds, and similar proposals may be introduced in the future. The enactment of such a proposal could materially affect the availability of municipal bonds for investment by the Fund and the value of the Fund's portfolio. In the event of such legislation, the Fund would re-evaluate its investment objective and policies and consider changes in the structure of the Fund or dissolution.
Risk Factors. Bond prices move inversely to interest rates, i.e., as interest rates decline the values of the bonds increase, and vice versa. The longer the maturity of a bond, the greater the exposure to market price fluctuations. The same market factors are reflected in the share price or net asset value of bond funds which will vary with interest rates. In addition, certain of the obligations in which the Fund may invest may be variable or floating rate instruments, which may involve a conditional or unconditional demand feature, and may include variable amount master demand notes. While these types of instruments may, to a certain degree, offset the risk to principal associated with rising interest rates, they would not be expected to appreciate in a falling interest rate environment.
Below-Investment Grade Bonds. Below-investment grade bonds have low ratings, and a degree of doubt surrounds the safety of investment and the ability of the issuer to continue interest payments. These bonds are also called "high risk, high yield" bonds or "junk" bonds. Junk bonds are usually backed by issuers of less proven or questionable financial strength. Compared with higher-grade bonds, issuers of junk bonds are more likely to face financial problems and to be materially affected by those problems. As a result, the ability of issuers of junk bonds to pay interest and principal is uncertain. Moreover, the junk bond market may react strongly to real or perceived unfavorable news about an issuer or the economy. If a junk bond issuer defaults, the bond will lose some or all of its value.
Downgrades. If any security invested in by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.
Floating Rate and Variable Rate Obligations. Municipal Securities also include certain variable rate and floating rate municipal obligations with or without demand features. These variable rate securities do not have fixed interest rates; rather, those rates fluctuate based upon changes in specified market rates, such as the prime rate, or are adjusted at predesignated periodic intervals. Certain of these obligations may carry a demand feature that gives the Funds the right to demand prepayment of the principal amount of the security prior to its maturity date. The demand obligation may or may not be backed by letters of credit or other guarantees of banks or other financial institutions. Such guarantees may enhance the quality of the security. The Funds will limit the value of their
                                       8
investments in any floating or variable rate securities which are not readily marketable to 10% or less of their net assets.
When-Issued, Delayed-Delivery and Forward Commitment Transactions. The Funds may enter into transactions whereby it commits to buying a security, but does not pay for or take delivery of the security until some specified date in the future. The value of these securities is subject to market fluctuations during this period and no income accrues to the Funds until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. When entering into these transactions, the Funds rely on the other party to consummate the transaction; if the other party fails to do so, the Funds may be disadvantaged.
       EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND does not expect that commitments to purchase when-issued securities will normally exceed 25% of its total assets and EVERGREEN HIGH GRADE TAX FREE FUND does not expect that such commitments will exceed 20% of its total assets. The Funds do not intend to purchase when-issued or delayed delivery securities for speculative purposes but only in furtherance of their investment objective.
Stand-by Commitments. The Funds may also acquire "stand-by commitments" with respect to Municipal Securities held in their portfolio. Under a stand-by commitment, a dealer agrees to purchase, at a Fund's option, specified Municipal Securities at a specified price. Failure of the dealer to purchase such Municipal Securities may result in a Fund incurring a loss or missing an opportunity to make an alternative investment. Each Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, a Fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in each Fund's portfolio will not exceed 10% of the value of the Fund's total assets calculated immediately after each stand-by commitment is acquired. The Funds will maintain cash or liquid high grade debt obligations in a segregated account with its custodian in an amount equal to such commitments. The Funds will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Funds' investment advisers, present minimal credit risks. Repurchase Agreements. The Funds may invest in repurchase agreements. A repurchase agreement is an agreement by which the Fund purchases a security (usually U.S. government securities) for cash and obtains a simultaneous commitment from the seller (usually a bank or broker/dealer) to repurchase the security at an agreed-upon price and specified future date. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. The Funds' risk is the inability of the seller to pay the agreed-upon price on the delivery date. However, this risk is tempered by the ability of the Funds to sell the security in the open market in the case of a default. In such a case, the Fund may incur costs in disposing of the security which would increase Fund expenses. The Funds' investment adviser will monitor the creditworthiness of the firms with which the Funds enter into repurchase agreements.
       EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND may not enter into repurchase agreements if, as a result, more than 15% of the Fund's net assets would be invested in repurchase agreements maturing in more than seven days. EVERGREEN HIGH GRADE TAX FREE FUND may not so invest more than 10% of its net assets. Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is an agreement by the Fund to sell a security and repurchase it at a specified time and price. The Fund could lose money if the market values of the securities it sold decline below their repurchase prices. Reverse repurchase agreements may be considered a form of borrowing, and, therefore, a form of leverage. Leverage may magnify gains or losses of the Fund.
Illiquid Securities. The Funds may invest up to 15% of its net assets in illiquid securities and other securities which are not readily marketable. Repurchase agreements with maturities longer than seven days will be included for the purpose of the foregoing 15% limit. The inability of the Funds to dispose of illiquid investments readily or at a reasonable price could impair the Funds' ability to raise cash for redemptions or other purposes.
Restricted Securities. The Funds may invest in restricted securities, including securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). Generally, Rule 144A establishes a safe harbor from the registration requirements of the 1933 Act for resale by large institutional investors of securities not publicly traded in the United States. The Funds' investment adviser determines the liquidity of Rule 144A securities according to guidelines and procedures adopted by the Funds' Board of Trustees. The Board of Trustees monitors the investment adviser's application of those guidelines and procedures. Securities eligible for resale pursuant to
                                       9

Rule 144A, which the Funds' investment adviser has determined to be liquid or readily marketable, are not subject to the 15% limit on illiquid securities. Borrowing. The Fund may borrow from banks in an amount up to 33 1/3% of its total assets, taken at market value. The Fund may only borrow as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. The Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights. The Fund does not intend to leverage.
Securities Lending. To generate income and offset expenses, the Fund may lend securities to broker-dealers and other financial institutions. Loans of securities by the Fund may not exceed 30% of the value of the Fund's total assets. While securities are on loan, the borrower will pay the Fund any income accruing on the security. Also, the Fund may invest any collateral it receives in additional securities. Gains or losses in the market value of a lent security will affect the Fund and its shareholders. When the Fund lends its securities, it runs the risk that it could not retrieve the securities on a timely basis possibly losing the opportunity to sell the securities at a desirable price. Also, if the borrower files for bankruptcy or becomes insolvent, the Fund's ability to dispose of the securities may be delayed.
Investing in Securities of Other Investment Companies. The Fund may invest in the securities of other investment companies. As a shareholder of another investment company, the Fund would pay its portion of the other investment company's expenses. These expenses would be in addition to the expenses that the Fund currently bears concerning its own operations and may result in some duplication of fees.
                       ORGANIZATION AND SERVICE PROVIDERS
ORGANIZATION
Fund Structure. Each Fund is an investment pool, which invests shareholders' money toward a specified goal. In technical terms, each Fund is a diversified series of an open-end, management investment company, called Evergreen Municipal Trust (the "Trust"). The Trust is a Delaware business trust organized on September 17, 1997.
Board of Trustees. The Trust is supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Funds' activities, reviewing, among other things, the Funds' performance and its contractual arrangements with various service providers.
Shareholder Rights. All shareholders participate in dividends and distributions from the Funds' assets and have equal voting, liquidation and other rights. Shareholders may exchange shares as described under "Exchanges," but will have no other preference, conversion, exchange or preemptive rights. When issued and paid for, shares will be fully paid and nonassessable. Shares of the Funds are redeemable, transferable and freely assignable as collateral. The Funds may establish additional classes or series of shares.
       The Funds do not hold annual shareholder meetings; the Fund may, however, hold special meetings for such purposes as electing or removing Trustees, changing fundamental policies and approving investment advisory agreements or 12b-1 plans. In addition, the Funds are prepared to assist shareholders in communicating with one another for the purpose of convening a meeting to elect Trustees. If any matters are to be voted on by shareholders, each share owned as of the record date for the meeting would be entitled to one vote for each dollar of net asset value applicable to each share.
SERVICE PROVIDERS
Investment Adviser. The investment adviser to EVERGREEN HIGH GRADE TAX FREE FUND is the Capital Management Group of First Union National Bank ("FUNB"), a subsidiary of First Union Corporation ("First Union"). First Union and FUNB are located at 201 South College Street, Charlotte, North Carolina 28288-0630. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States.
       The investment adviser to EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND is Evergreen Asset Management Corp. ("Evergreen Asset"), which is a wholly-owned subsidiary of First Union. Evergreen Asset, with its predecessors, has served as investment adviser to certain Evergreen mutual funds since 1971.
                                       10

       FUNB manages investments and supervises the daily business affairs of EVERGREEN HIGH GRADE TAX FREE FUND and, as compensation therefor, is entitled to receive an annual fee equal to 0.50% of average daily net assets of the Fund.
       Evergreen Asset manages investments and supervises the daily business affairs of EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND, and, as compensation therefor, is entitled to receive an annual fee equal to 0.50% of the Fund's average daily net assets.
Portfolio Manager. The portfolio manager of EVERGREEN HIGH GRADE TAX FREE FUND is James T. Colby, III. Mr. Colby is a Vice President of FUNB and has been associated with Evergreen Asset and its predecessor since 1992. He has served as portfolio manager of the Fund since 1995 and was portfolio manager of Evergreen National Tax Free Fund, whose assets were acquired by the Fund on July 7, 1995, since that fund's inception in 1992.
       Richard K. Marrone is the portfolio manager of EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND. Since joining First Union in 1993, Mr. Marrone has been a Vice President and Senior Fixed Income Portfolio Manager, with over 15 years of investment and market experience. Prior to joining First Union, Mr. Marrone was employed at Woodbridge Capital Management where he served as a portfolio manager for mutual and common trust funds from 1982 to 1993. Sub-Adviser. Evergreen Asset has entered into a sub-advisory agreement with Lieber & Company which provides that Lieber & Company's research department and staff will furnish Evergreen Asset with information, investment recommendations, advice and assistance, and will be generally available for consultation on the portfolio of EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND. Lieber & Company will be reimbursed by Evergreen Asset in connection with the rendering of services on the basis of the direct and indirect costs of performing such services. There is no additional charge to EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND for the services provided by Lieber & Company. The address of Lieber & Company is 2500 Westchester Avenue, Purchase, New York 10577. Lieber & Company is an indirect, wholly-owned, subsidiary of First Union.
Administrator. Evergreen Investment Services, Inc. ("EIS") serves as administrator to EVERGREEN HIGH GRADE TAX FREE FUND and EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND, subject to the supervision and control of the Trustees. EIS provides each Fund with facilities, equipment and personnel. For its services as administrator, EIS is entitled to receive a fee based on the aggregate average daily net assets of each Fund at a rate based on the total assets of all the mutual funds advised by First Union subsidiaries. The administration fee is calculated in accordance with the following schedule:

Administration Fee
0.050% on the first $7 billion
0.035% on the next $3 billion
0.030% on the next $5 billion
0.020% on the next $10 billion
0.015% on the next $5 billion
0.010% on assets in excess of $30 billion

Transfer Agent and Dividend Disbursing Agent. Evergreen Service Company ("ESC"), 200 Berkeley Street, Boston, Massachusetts 02116, acts as the Funds' transfer agent and dividend disbursing agent. ESC is an indirect, wholly-owned subsidiary of First Union Corporation.
Custodian. State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827 acts as the Funds' custodian.
Principal Underwriter. Evergreen Distributor, Inc. ("EDI"), a subsidiary of The BISYS Group, Inc., located at 125 West 55th Street, New York, New York 10019, is the Funds' principal underwriter.
                                       11

                       PURCHASE AND REDEMPTION OF SHARES
HOW TO BUY SHARES
       Eligible investors may purchase Fund shares at net asset value by mail or wire as described below. The Funds impose no sales charges on Class Y shares. Class Y shares are the only class of shares offered by this Prospectus and are only available to (i) persons who at or prior to December 31, 1994 owned shares in a mutual fund advised by Evergreen Asset, (ii) certain institutional investors and (iii) investment advisory clients of FUNB affiliates.
       You may purchase shares of each Fund through broker-dealers, banks or other financial intermediaries, or directly through EDI. In addition, you may purchase shares of a Fund by mailing to each Fund, c/o Evergreen Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121, a completed Application and a check payable to the Fund. You may also telephone 1-800-343-2898 to obtain the number of an account to which you can wire or electronically transfer funds and then send in a completed Application. The minimum initial investment is $1,000, which may be waived in certain situations. Subsequent investments in any amount may be made by check, by wiring federal funds, by direct deposit or by an electronic funds transfer.
       There is no minimum amount for subsequent investments. Investments of $25 or more are allowed under the Systematic Investment Plan. See the Application for more information.
How the Funds Value their Shares. The net asset value of each Class of shares of a Fund is calculated by dividing the value of the amount of the Fund's net assets attributable to that Class by the number of outstanding shares of that Class. Shares are valued each day the New York Stock Exchange (the "Exchange") is open as of the close of regular trading (currently 4:00 p.m. Eastern time). The securities in a Fund are valued at their current market value determined on the basis of market quotations or, if such quotations are not readily available, such other methods as the Trustees believe would accurately reflect fair value. Non-dollar denominated securities will be valued as of the close of the Exchange at the closing price of such securities in their principal trading markets. Additional Purchase Information. As a condition of this offering, if a purchase is canceled due to nonpayment or because an investor's check does not clear, the investor will be responsible for any loss a Fund or the Fund's investment adviser incurs. If such investor is an existing shareholder, a Fund may redeem shares from an investor's account to reimburse the Fund or the Fund's investment adviser for any loss. In addition, such investors may be prohibited or restricted from making further purchases in any of the Evergreen funds. The Funds will not accept third party checks other than those payable directly to a shareholder whose account has been in existence at least thirty days.
HOW TO REDEEM SHARES
       You may "redeem" (i.e., sell) your shares in the Fund to the Fund for cash at their net redemption value on any day the Exchange is open, either directly by writing to the Fund, c/o ESC, or through your financial intermediary. The amount you will receive is the net asset value adjusted for fractions of a cent (less any applicable CDSC) next calculated after the Fund receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check, the Fund will not send proceeds until it is reasonably satisfied that the check has been collected (which may take up to 15 days). Once a redemption request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Redeeming Shares Through Your Financial Intermediary. A Fund must receive instructions from your financial intermediary before 4:00 p.m. (Eastern time) for you to receive that day's net asset value (less any applicable CDSC). Your financial intermediary is responsible for furnishing all necessary documentation to a Fund and may charge you for this service. Certain financial intermediaries may require that you give instructions earlier than 4:00 p.m. (Eastern time). Redeeming Shares Directly by Mail or Telephone. Send a signed letter of instruction or stock power form to the Fund, c/o ESC, the registrar, transfer agent and dividend-disbursing agent for each Fund. Stock power forms are available from your financial intermediary, ESC, and many commercial banks. Additional documentation is required for the sale of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners. Signature guarantees are required for all redemption requests for shares with a value of more than $50,000.
                                       12

Currently, the requirement for a signature guarantee has been waived on redemptions of $50,000 or less when the account address of record has been the same for a minimum period of 30 days. Each Fund and ESC reserve the right to withdraw this waiver at any time. A signature guarantee must be provided by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable under the Securities Exchange Act of 1934 and ESC's policies.
       Shareholders may redeem amounts of $1,000 or more (up to $50,000) from their accounts by calling the telephone number on the front page of this Prospectus between the hours of 8:00 a.m. and 5:30 p.m. (Eastern time) each business day (i.e., any weekday exclusive of days on which the Exchange or ESC's offices are closed). The Exchange is closed on New Year's Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Redemption requests received after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day. Such redemption requests must include the shareholder's account name, as registered with a Fund, and the account number. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone redemptions. If you cannot reach the Fund by telephone, you should follow the procedures for redeeming by mail or through a broker-dealer as set forth herein. The telephone redemption service is not made available to shareholders automatically. Shareholders wishing to use the telephone redemption service must complete the appropriate sections on the Application and choose how the redemption proceeds are to be paid. Redemption proceeds will either (i) be mailed by check to the shareholder at the address in which the account is registered or (ii) be wired to an account with the same registration as the shareholder's account in a Fund at a designated commercial bank.
       In order to insure that instructions received by ESC are genuine when you initiate a telephone transaction, you will be asked to verify certain criteria specific to your account. At the conclusion of the transaction, you will be given a transaction number confirming your request, and written confirmation of your transaction will be mailed the next business day. Your telephone instructions will be recorded. Redemptions by telephone are allowed only if the address and bank account of record have been the same for a minimum period of 30 days. Each Fund reserves the right at any time to terminate, suspend, or change the terms of any redemption method described in this Prospectus, except redemption by mail, and to impose fees.
       Except as otherwise noted, the Funds, ESC and EDI will not assume responsibility for the authenticity of any instructions received by any of them from a shareholder in writing, over the Evergreen Keystone Express Line, or by telephone. ESC will employ reasonable procedures to confirm that instructions received over the Evergreen Express Line or by telephone are genuine. The Funds, ESC and EDI will not be liable when following instructions received over the Evergreen Express Line or by telephone that ESC reasonably believes are genuine. Evergreen Express Line. The Evergreen Express Line offers you specific fund account information and price and yield quotations as well as the ability to do account transactions, including investments, exchanges and redemptions. You may access the Evergreen Express Line by dialing toll free 1-800-346-3858 on any touch-tone telephone, 24 hours a day, seven days a week.
General. The sale of shares is a taxable transaction for federal income tax purposes. The Funds may temporarily suspend the right to redeem their shares when (1) the Exchange is closed, other than customary weekend and holiday closings; (2) trading on the Exchange is restricted; (3) an emergency exists and the Funds cannot dispose of their investments or fairly determine their value; or (4) the Securities and Exchange Commission ("SEC") so orders. The Funds reserve the right to close an account that through redemption has fallen below $1,000 and has remained so for thirty days. Shareholders will receive sixty days' written notice to increase the account value to at least $1,000 before the account is closed. The Funds have elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a Fund's total net assets, during any ninety day period for any one shareholder.
EXCHANGE PRIVILEGE
How to Exchange Shares. You may exchange some or all of your shares for shares of the same Class in the other Evergreen funds through your financial intermediary by calling or writing to ESC or by using the Evergreen Express Line as described above. Once an exchange request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Exchanges will be made on the basis of the relative net asset values of the shares exchanged next determined after an exchange request is received. An exchange which represents an initial investment in another Evergreen fund is subject to the minimum investment and suitability requirements of each fund.
                                       13

       Each of the Evergreen funds has different investment objectives and policies. For complete information, a prospectus of the fund into which an exchange will be made should be read prior to the exchange. An exchange order must comply with the requirement for a redemption or repurchase order and must specify the dollar value or number of shares to be exchanged. An exchange is treated for federal income tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss. Shareholders are limited to five exchanges per calendar year, with a maximum of three per calendar quarter. This exchange privilege may be modified or discontinued at any time by a Fund upon sixty days' notice to shareholders and is only available in states in which shares of the fund being acquired may lawfully be sold. Exchanges Through Your Financial Intermediary. A Fund must receive exchange instructions from your financial intermediary before 4:00 p.m. (Eastern time) for you to receive that day's net asset value. Your financial intermediary is responsible for furnishing all necessary documentation to a Fund and may charge you for this service.
Exchanges By Telephone And Mail. Exchange requests received by a Fund after 4:00 p.m. (Eastern time) will be processed using the net asset value determined at the close of the next business day. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone exchanges. You should follow the procedures outlined below for exchanges by mail if you are unable to reach ESC by telephone. If you wish to use the telephone exchange service you should indicate this on the Application. As noted above, each Fund will employ reasonable procedures to confirm that instructions for the redemption or exchange of shares communicated by telephone are genuine. A telephone exchange may be refused by a Fund or ESC if it is believed advisable to do so. Procedures for exchanging Fund shares by telephone may be modified or terminated at any time. Written requests for exchanges should follow the same procedures outlined for written redemption requests in the section entitled "How to Redeem Shares"; however, no signature guarantee is required.
SHAREHOLDER SERVICES
       The Funds offer the following shareholder services. For more information about these services or your account, contact your financial intermediary, ESC or the toll-free number on the front page of this Prospectus. Some services are described in more detail in the Application.
Systematic Investment Plan. Under a Systematic Investment Plan you may invest as little as $25 per month to purchase shares of a Fund with no minimum initial investment required.
Telephone Investment Plan. You may make investments into an existing account electronically in amounts of not less than $100 or more than $10,000 per investment. Telephone investment requests received by 4:00 p.m. (Eastern time) will be credited to a shareholder's account the day the request is received. Systematic Withdrawal Plan. When an account of $10,000 or more is opened or when an existing account reaches that size, you may participate in the Systematic Withdrawal Plan by filling out the appropriate part of the Application. Under this Plan, you may receive (or designate a third party to receive) a monthly or quarterly fixed-withdrawal payment in a stated amount of at least $75 and as much as 1.0% per month or 3.0% per quarter of the total net asset value of the Fund shares in your account when the Plan was opened. Fund shares will be redeemed as necessary to meet withdrawal payments. All participants must elect to have their dividends and capital gains distributions reinvested automatically.
Investments Through Employee Benefit and Savings Plans. Certain qualified and non-qualified benefit and savings plans may make shares of the Funds and the other Evergreen funds available to their participants. Investments made by such employee benefit plans may be exempt from front-end sales charges if they meet the criteria set forth under "Class A Shares-Front End Sales Charge Alternative". Evergreen Asset, Keystone or FUNB may provide compensation to organizations providing administrative and recordkeeping services to plans which make shares of the Evergreen funds available to their participants.
Automatic Reinvestment Plan. For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of a Fund at the net asset value per share at the close of business on the record date, unless otherwise requested by a shareholder in writing. If the transfer agent does not receive a written request for subsequent dividends and/or distributions to be paid in cash at least three full business days prior to a given record date, the dividends and/or distributions to be paid to a shareholder will be reinvested.
                                       14

Dollar Cost Averaging. Through dollar cost averaging you can invest a fixed dollar amount each month or each quarter in any Evergreen fund. This results in more shares being purchased when the selected Fund's net asset value is relatively low and fewer shares being purchased when the Fund's net asset value is relatively high and may result in a lower average cost per share than a less systematic investment approach.
       Prior to participating in dollar cost averaging, you must establish an account in an Evergreen fund. You should designate on the Application (i) the dollar amount of each monthly or quarterly investment you wish to make and (ii) the Fund in which the investment is to be made. Thereafter, on the first day of the designated month, an amount equal to the specified monthly or quarterly investment will automatically be redeemed from your initial account and invested in shares of the designated fund.
Two Dimensional Investing. You may elect to have income and capital gains distributions from any class of Evergreen fund shares you own automatically invested to purchase the same class of shares of any other Evergreen fund. You may select this service on your Application and indicate the Evergreen fund(s) into which distributions are to be invested.
Tax Sheltered Retirement Plans. The Funds have various retirement plans available to eligible investors, including Individual Retirement Accounts
(IRAs); Rollover IRAs; Simplified Employee Pension Plans (SEPs); Savings Incentive Match Plan for Employees (SIMPLEs); Tax Sheltered Annuity; 403(b)(7) Plans; 401(k) Plans; Keogh Plans; Profit-Sharing Plans; and Money Purchase Pension Plans. For details, including fees and application forms, call toll free 1-800-247-4075 or write to ESC.
EFFECT OF BANKING LAWS
       The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered open-end investment companies such as the Funds. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment adviser, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of their customer. Evergreen Asset and FUNB are subject to and in compliance with the aforementioned laws and regulations.
       Changes to applicable laws and regulations or future judicial or administrative decisions could result in FUNB, Evergreen Asset or Keystone being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of a Fund by its customers. If FUNB or Evergreen Asset were prevented from continuing to provide the services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon each Fund's shareholders to approve, a new investment adviser. If this were to occur, it is not anticipated that the shareholders of any Fund would suffer any adverse financial consequences.
                                       15

                               OTHER INFORMATION
DIVIDENDS, DISTRIBUTIONS AND TAXES
       Each Fund intends to declare dividends from net investment income daily and distribute to its shareholders such dividends monthly. The Funds intend to declare and distribute all net realized capital gains at least annually. Shareholders receive Fund distributions in the form of additional shares of that class of shares upon which the distribution is based or, at the shareholder's option, in cash. Shareholders of the Funds who have not opted to receive cash prior to the payable date for any dividend from net investment income or the record date for any capital gains distribution will have the number of such shares determined on the basis of the Funds' net asset value per share computed at the end of that day after adjustment for the distribution. Net asset value is used in computing the number of shares in both capital gains and income distribution investments. There is a possibility that shareholders may lose the tax-exempt status on accrued income on municipal bonds if shares of the Fund are redeemed before a dividend has been declared.
       Because Class A shares bear most of the costs of distribution of such shares through payment of a front-end sales charge, while Class B and, when applicable, Class C shares bear such expenses through a higher annual distribution fee, expenses attributable to Class B shares and Class C shares will generally be higher than those of Class A shares, and income distributions paid by the Fund with respect to Class A shares will generally be greater than those paid with respect to Class B and Class C shares.
       Account statements and/or checks, as appropriate, will be mailed within seven days after the Fund pays a distribution. Unless the Fund receives instructions to the contrary before the record or payable date, as the case may be, it will assume that a shareholder wishes to receive that distribution and future capital gains and income distributions in shares. Instructions continue in effect until changed in writing.
       Each Fund has qualified and intends to continue to qualify to be treated as a regulated investment company under the Code. While so qualified, so long as each Fund distributes all of its investment company taxable income and any net realized gains to shareholders, it is expected that the Funds will not be required to pay any federal income taxes. A 4% nondeductible excise tax will be imposed on a Fund if it does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.
       The Funds will designate and pay exempt-interest dividends derived from interest earned on qualifying tax-exempt obligations. Such exempt-interest dividends may be excluded by shareholders of a Fund from their gross income for federal income tax purposes, however (1) all or a portion of such exempt-interest dividends may be a specific preference item for purposes of the federal individual and corporate alternative minimum taxes to the extent that they are derived from certain types of private activity bonds issued after August 7, 1986, and (2) all exempt-interest dividends will be a component of the "adjusted current earnings" for purposes of the federal corporate alternative minimum tax.
       Dividends paid from taxable income, if any, and distributions of any net realized short-term capital gains (whether from tax exempt or taxable obligations) are taxable as ordinary income and long-term capital gain distributions are taxable as long-term capital gains, even though received in additional shares of the Fund, and regardless of the investor's holding period relating to the shares with respect to which such gains are distributed. Market discount recognized on taxable and tax-exempt bonds is taxable as ordinary income, not as excludable income. Under current law, the highest federal income tax rate applicable to net long-term gains realized by individuals is 20% for most assets held more than 18 months. The rate applicable to corporations is 35%.
       Since each Fund's gross income is ordinarily expected to be tax exempt interest income, it is not expected that the 70% dividends-received deduction for corporations will be applicable. Specific questions should be addressed to the investor's own tax adviser.
       Each Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions (if any) and redemptions) paid to certain shareholders. In order to avoid this backup withholding requirement, each investor must certify on the Application, or on a separate form supplied by State Street, that the investor's social security or taxpayer identification number is correct and that the investor is not currently subject to backup withholding or is exempt from backup withholding.
                                       16

       Statements describing the tax status of shareholders' dividends and distributions will be mailed annually by the Funds. These statements will set forth the amount of income exempt from federal and, if applicable, state taxation, and the amount, if any, subject to federal and state taxation. Moreover, to the extent necessary, these statements will indicate the amount of exempt-interest dividends which are a specific preference item for purposes of the federal individual and corporate alternative minimum taxes. The exemption of interest income for federal income tax purposes does not necessarily result in exemption under the income or other tax law of any state or local taxing authority. Investors should consult their own tax advisers about the status of distributions from the Funds in their states and localities. Each Fund notifies shareholders annually as to the interest exempt from federal taxes earned by the Fund.
       The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect on the date of this Prospectus and is subject to change by legislative or administrative action. As the foregoing discussion is for general information only, you should also review the discussion of "Additional Tax Information" contained in the SAI.
GENERAL INFORMATION
Portfolio Turnover. The estimated annual portfolio turnover rate for each Fund is not expected to exceed 100%. A portfolio turnover rate of 100% would occur if all of the Funds' portfolio securities were replaced in one year. The portfolio turnover rate experienced by a Fund directly affects the transaction costs relating to the purchase and sale of securities which the Fund bears directly. A high rate of portfolio turnover will increase such costs. See the SAI for further information regarding the practices of each Fund affecting portfolio turnover.
Portfolio Transactions. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, a Fund may consider sales of its shares as a factor in the selection of dealers to enter into portfolio transactions with the Fund.
Other Classes of Shares. EVERGREEN HIGH GRADE TAX FREE FUND and EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND currently offer three classes of shares, Class A, Class B and Class Y, and may in the future offer additional classes. Class A and Class B shares are not offered by this Prospectus. The dividends payable with respect to Class A and Class B shares will be less than those payable with respect to Class Y shares due to the distribution and distribution related expenses borne by Class A and Class B shares and the fact that such expenses are not borne by Class Y shares.
Performance Information. The Funds may quote their "total return" or "yield" for a specified period in advertisements, reports or other communications to shareholders. Total return and yield are computed separately for Class A, Class B and Class C shares. Performance data for one or more Classes may be included in any advertisement or sales literature using performance data of a Fund. The Funds' total return for each such period is computed by finding, through the use of a formula prescribed by the SEC, the average annual compounded rate of return over the period that would equate an assumed initial amount invested to the value of the investment at the end of the period.
       For purposes of computing total return, dividends and capital gains distributions paid on shares of the Funds are assumed to have been reinvested when paid and the maximum sales charges applicable to purchases of the Fund's shares are assumed to have been paid.
       Yield is a way of showing the rate of income a Fund earns on its investments as a percentage of the Fund's share price. The Fund's yield is calculated according to accounting methods that are standardized by the SEC for all stock and bond funds. Because yield accounting methods differ from the method used for other accounting purposes, the Fund's yield may not equal its distribution rate, the income paid to your account or the net investment income reported in the Fund's financial statements. To calculate yield, the Fund takes the interest and dividend income it earned from its portfolio of investments (as defined by the SEC formula) for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the 30-day period. This yield does not reflect gains or losses from selling securities.
       The Funds may also quote tax-equivalent yields which show the taxable yields an investor would have to earn before taxes to equal the Funds' tax-free yields. A tax-equivalent yield is calculated by dividing a Fund's tax-exempt yield by the result of one minus a stated federal tax rate. If only a portion of a Fund's income was tax-exempt, only that portion is adjusted in the calculation.
                                       17

       Performance data may be included in any advertisement or sales literature of the Funds. These advertisements may quote performance rankings or ratings of a Fund by financial publications or independent organizations such as Lipper Analytical Services, Inc. and Morningstar, Inc. or compare a Fund's performance to various indices. The Funds may also advertise in items of sales literature an "actual distribution rate" which is computed by dividing the total ordinary income distributed (which may include the excess of short-term capital gains over losses) to shareholders for the latest twelve-month period by the maximum public offering price per share on the last day of the period. Investors should be aware that past performance may not be indicative of future results.
       In marketing the Fund's shares, information may be provided that is designed to help individuals understand their investment goals and explore various financial strategies. Such information may include publications describing general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; a questionnaire designed to help create a personal financial profile; and an action plan offering investment alternatives. The information provided to investors may also include discussions of other Evergreen funds, products, and services, which may include: retirement investing; brokerage products and services; the effects of periodic investment plans and dollar cost averaging; saving for college; and charitable giving. In addition, the information provided to investors may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques. The materials may also reprint, and use as advertising and sales literature, articles from Evergreen Events, a quarterly magazine provided free of charge to Evergreen fund shareholders.
Additional Information. This Prospectus and the Statement of Additional Information, which have been incorporated by reference herein, do not contain all the information set forth in the Registration Statements filed by the Trust with the SEC under the Securities Act of 1933, as amended. Copies of the Registration Statements may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.
                                       18

  INVESTMENT ADVISER
  Capital Management Group of First Union National Bank, 201 South College Street, Charlotte, North Carolina 28288
      EVERGREEN HIGH GRADE TAX FREE FUND
  Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577
      EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND
  CUSTODIAN
  State Street Bank and Trust Company, Box 9021, Boston, Massachusetts
  02205-9827
  TRANSFER AGENT
  Evergreen Keystone Service Company, Box 2121, Boston, Massachusetts 02106-2121 LEGAL COUNSEL
  Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C.
  20036
  INDEPENDENT AUDITORS
  Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036 DISTRIBUTOR
  Evergreen Distributor, Inc., 125 W. 55th Street, New York, New York 10019
  67374                                                                541691RV1